UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                          BISHOP STREET
                                              FUNDS


                                           SEMI-ANNUAL
                                           REPORT

                                           JUNE 30, 2006


                                           LARGE CAP GROWTH FUND

                                           STRATEGIC GROWTH FUND

                                           LARGE CAP CORE EQUITY FUND

                                           HIGH GRADE INCOME FUND

                                           HAWAII MUNICIPAL BOND FUND

                                           MONEY MARKET FUND

                                           TREASURY MONEY MARKET FUND


                                           INVESTMENT ADVISER

                                           BISHOP STREET
                                           CAPITAL MANAGEMENT



                                                        BISHOP
                                                        STREET [LOGO]
                                                        FUNDS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

--------------------------------------------------------------------------------
                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .....................................................   2

STATEMENTS OF NET ASSETS

      Large Cap Growth Fund ................................................   3

      Strategic Growth Fund ................................................   8

      Large Cap Core Equity Fund ...........................................  12

      High Grade Income Fund ...............................................  18

      Hawaii Municipal Bond Fund ...........................................  26

      Money Market Fund ....................................................  36

      Treasury Money Market Fund ...........................................  40

STATEMENTS OF OPERATIONS ...................................................  42
STATEMENTS OF CHANGES IN NET ASSETS ........................................  44
FINANCIAL HIGHLIGHTS .......................................................  48
NOTES TO FINANCIAL STATEMENTS ..............................................  52
DISCLOSURE OF FUND EXPENSES ................................................  61
APPROVAL OF INVESTMENT ADVISORY AND
      SUB-ADVISORY AGREEMENTS ..............................................  63
SHAREHOLDER VOTING RESULTS .................................................  66

--------------------------------------------------------------------------------
                                  BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                      FUNDS
--------------------------------------------------------------------------------

[PHOTO OMITTED]

We have now come full circle from the economic cycle initiated by the Federal Reserve Bank's easing policy in 2002 which precipitated the economic expansion since then. The challenge at that time was to kick start the economy out of its post tech bubble, post 9/11 stagnation, an effort which, by most measures, succeeded. The Fed rate cuts drove a cycle of higher home prices and refinancing which spurred consumer spending. Increased economic activity in turn creates inflationary pressure, prompting the Fed to raise rates. Increased mortgage rates are currently creating conditions for the long awaited slowdown in the housing market. Do we now run the risk of cycling back to economic conditions dominated by recessionary risk?

The answer depends on Fed chair Bernanke's ability to walk the line between inflation concerns and recessionary fears in setting the fed funds rate. As the effect of rate changes on economic activity is lagging; setting the correct rate policy becomes more art than science. After 17 consecutive increases over the last 2 years, is this the right point to move into a neutral mode? Only time will tell. However this much is clear: During periods of Fed easing, equity markets show an average annual return of 12.9%, compared to 4.5% during Fed tightening. With core CPI growing at a 2.4% annual rate, low by historical standards, and home sales off 6.6% year on year, the thinking here is the Fed gets it right, resulting in a relatively soft landing for the U.S. economy.

Sincerely,


/s/ Dale Kobayashi

Dale Kobayashi
President and Chief Investment Officer
Bishop Street Capital Management


Bishop Street Funds                     2

Large Cap Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1. Halliburton                                                    3.8%
  ----------------------------------------------------------------------------
   2. United Technologies                                            3.6%
  ----------------------------------------------------------------------------
   3. Goldman Sachs Group                                            3.5%
  ----------------------------------------------------------------------------
   4. JPMorgan Chase                                                 3.2%
  ----------------------------------------------------------------------------
   5. Amgen                                                          3.0%
  ----------------------------------------------------------------------------
   6. Citigroup                                                      3.0%
  ----------------------------------------------------------------------------
   7. Microsoft                                                      2.9%
  ----------------------------------------------------------------------------
   8. UnitedHealth Group                                             2.5%
  ----------------------------------------------------------------------------
   9. General Electric                                               2.4%
  ----------------------------------------------------------------------------
  10. Johnson & Johnson                                              2.3%
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

Financials                                                          18.2%
Health Care                                                         16.6%
Information Technology                                              15.2%
Industrials                                                         13.6%
Energy                                                              13.2%
Consumer Staples                                                     8.3%
Consumer Discretionary                                               8.1%
Materials                                                            3.1%
Telecommunication Services                                           2.5%
Short-Term Investments                                               1.2%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH
 CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             STATEMENT OF NET ASSETS

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
                              COMMON STOCK -- 98.8%

CONSUMER DISCRETIONARY -- 8.1%
     10,885   Best Buy                                               $      597
     11,875   Carnival (A)                                                  496
     20,320   eBay* (A)                                                     595
      7,746   IAC/InterActiveCorp* (A)                                      205
      3,762   Mohawk Industries*                                            265
      3,013   Omnicom Group                                                 268
                                                                     ----------
                                                                          2,426
                                                                     ----------


June 30, 2006                           3              www.bishopstreetfunds.com

Large Cap Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
CONSUMER STAPLES -- 8.3%
     16,986   CVS (A)                                                $      521
     10,125   PepsiCo                                                       608
     10,860   Procter & Gamble                                              604
      9,830   Sysco                                                         300
      6,944   Whole Foods Market                                            449
                                                                     ----------
                                                                          2,482
                                                                     ----------
ENERGY -- 13.2%
      4,170   Apache                                                        285
      3,795   ConocoPhillips                                                249
      9,144   GlobalSantaFe                                                 528
     15,506   Halliburton (A)                                             1,151
      9,750   Peabody Energy (A)                                            543
      9,106   Schlumberger Ltd. (A)                                         593
      7,450   Transocean*                                                   598
                                                                     ----------
                                                                          3,947
                                                                     ----------
FINANCIALS -- 18.2%
      4,455   AMBAC Financial Group (A)                                     361
      6,228   American Express                                              331
      6,570   Bank of America                                               316
     18,573   Citigroup                                                     896
      6,925   Goldman Sachs Group                                         1,042
     22,605   JPMorgan Chase                                                949
      7,950   Merrill Lynch                                                 553
      7,554   St. Paul Travelers                                            337
      9,865   Wells Fargo                                                   662
                                                                     ----------
                                                                          5,447
                                                                     ----------
HEALTH CARE -- 16.6%
     13,745   Amgen*                                                        896
     12,280   Boston Scientific*                                            207
     13,850   Caremark Rx (A)                                               691
      5,541   Genzyme*                                                      338
      5,690   Gilead Sciences* (A)                                          337
     11,709   Johnson & Johnson                                             702
     17,721   Pfizer                                                        416
     17,009   UnitedHealth Group                                            762
      4,600   WellPoint*                                                    335
      6,340   Wyeth                                                         281
                                                                     ----------
                                                                          4,965
                                                                     ----------
INDUSTRIALS -- 13.6%
      2,360   Boeing (A)                                                    193
      5,360   Danaher                                                       345


Bishop Street Funds                     4

Large Cap Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
INDUSTRIALS -- (CONTINUED)
      6,129   Fluor                                                  $      570
     22,115   General Electric                                              729
      6,892   Pentair                                                       236
     10,950   Tyco International Ltd.                                       301
      2,680   Union Pacific                                                 249
      4,775   United Parcel Service, Cl B (A)                               393
     16,810   United Technologies                                         1,066
                                                                     ----------
                                                                          4,082
                                                                     ----------
INFORMATION TECHNOLOGY -- 15.2%
      3,545   Analog Devices                                                114
      7,161   Apple Computer*                                               409
     12,834   Applied Materials (A)                                         209
     17,940   Cisco Systems*                                                350
     10,502   Dell*                                                         256
     11,800   EMC*                                                          129
      7,730   Hewlett-Packard                                               245
     20,190   Intel (A)                                                     383
      3,177   International Business Machines (A)                           244
      4,117   Linear Technology                                             138
     36,904   Microsoft                                                     860
      6,310   Motorola                                                      127
     10,810   Oracle* (A)                                                   157
      4,005   Paychex (A)                                                   156
      9,670   Qualcomm (A)                                                  387
      7,911   Symantec* (A)                                                 123
      5,280   Texas Instruments (A)                                         160
      3,690   Yahoo!*                                                       122
                                                                     ----------
                                                                          4,569
                                                                     ----------
MATERIALS -- 3.1%
      6,880   Dow Chemical                                                  269
      1,850   Phelps Dodge                                                  152
      9,630   Praxair                                                       520
                                                                     ----------
                                                                            941
                                                                     ----------
TELECOMMUNICATION SERVICES -- 2.5%
      7,486   Corning*                                                      181
        701   Embarq*                                                        29
     14,025   Sprint Nextel                                                 280
      8,100   Verizon Communications                                        271
                                                                     ----------
                                                                            761
                                                                     ----------
TOTAL COMMON STOCK (Cost $28,248)                                        29,620
                                                                     ----------


June 30, 2006                           5              www.bishopstreetfunds.com

Large Cap Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

 Shares/Face                                                            Market
   Amount                                                               Value
    (000)                                                               (000)
 -----------                                                         ----------
                       CORPORATE OBLIGATIONS (B) -- 5.2%

FINANCIALS -- 5.2%
  $   1,040   Bank of America
              5.383%, 07/03/06                                       $    1,040
        520   Sigma Finance MTN (C)
              5.330%, 07/07/06                                              520
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS (Cost $1,560)                                 1,560
                                                                     ----------

                          COMMERCIAL PAPER (B) -- 5.2%

      1,560   Morgan Stanley Dean Witter
              5.383%, 11/09/06                                            1,560
                                                                     ----------
TOTAL COMMERCIAL PAPER (Cost $1,560)                                      1,560
                                                                     ----------

                 CERTIFICATES OF DEPOSIT/BANK NOTES (B) -- 3.5%

      1,040   First Tennessee Bank
              5.339%, 04/18/07                                            1,040
                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $1,040)                    1,040
                                                                     ----------

                          CASH EQUIVALENTS (D) -- 1.2%

    180,054   Dreyfus Cash Management Fund, Institutional
              Shares, 5.010%                                                180
    180,026   Fidelity Institutional Money Market Portfolio,
              Institutional Shares, 5.060%                                  180
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $360)                                          360
                                                                     ----------

                        REPURCHASE AGREEMENT (B) -- 11.5%

              Lehman Brothers 5.363%, dated 06/30/06, to
              be repurchased on 07/03/06, repurchase
              price $3,451,087 (collateralized by various
              collateralized mortgage obligations,
              ranging in par value $167,290,000-$407,245,722,
              0.000%-0.642%, 11/25/33-10/15/41; with total
      3,450   market value $3,518,536)                                    3,450
                                                                     ----------
TOTAL REPURCHASE AGREEMENT (Cost $3,450)                                  3,450
                                                                     ----------
TOTAL INVESTMENTS (COST $36,218) -- 125.4%                               37,590
                                                                     ----------




Bishop Street Funds                     6

Large Cap Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Value
                                                                        (000)
                                                                     ----------

                     OTHER ASSETS AND LIABILITIES -- (25.4)%

Payable Upon Return of Securities Loaned                             $   (7,609)
Investment Adviser Fees Payable                                             (13)
Payable for Capital Shares Redeemed                                          (5)
Administration Fees Payable                                                  (3)
Shareholder Servicing Fees Payable                                           (2)
Other Assets and Liabilities, Net                                             8
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                       (7,624)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $   29,966
                                                                     ==========

                                   NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $   73,055
Undistributed net investment income                                           3
Accumulated net realized loss on investments                            (44,464)
Net unrealized appreciation on investments                                1,372
                                                                     ----------
NET ASSETS                                                           $   29,966
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($29,966,246 / 3,027,875 SHARES)                                  $     9.90
                                                                     ==========

* NON-INCOME PRODUCING SECURITY

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 (SEE
    NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $7,364,261.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2006 WAS $7,609,411.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(D) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.

CL -- CLASS

LTD. -- LIMITED

MTN -- MEDIUM TERM NOTE

COST FIGURES ARE SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                           7              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                           TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1. XTO Energy                                                     2.2%
  ----------------------------------------------------------------------------
   2. Oracle                                                         2.2%
  ----------------------------------------------------------------------------
   3. Google                                                         2.2%
  ----------------------------------------------------------------------------
   4. Yum! Brands                                                    2.1%
  ----------------------------------------------------------------------------
   5. UnitedHealth Group                                             2.1%
  ----------------------------------------------------------------------------
   6. Genentech                                                      2.1%
  ----------------------------------------------------------------------------
   7. Aetna                                                          2.1%
  ----------------------------------------------------------------------------
   8. W.W. Grainger                                                  2.1%
  ----------------------------------------------------------------------------
   9. United Technologies                                            2.1%
  ----------------------------------------------------------------------------
  10. Hilton Hotels                                                  2.1%
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

Information Technology                                              23.9%
Consumer Discretionary                                              20.0%
Health Care                                                         19.7%
Financials                                                          13.5%
Industrials                                                          9.8%
Energy                                                               8.1%
Materials                                                            2.1%
Telecommunication Services                                           1.9%
Short-Term Investments                                               1.0%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

                                                                       Market
                                                                       Value
     Shares                                                            (000)
     ------                                                          ----------
                              COMMON STOCK -- 99.4%

CONSUMER DISCRETIONARY -- 20.1%
     47,600   Abercrombie & Fitch, Cl A                              $    2,638
     95,400   Coach*                                                      2,852
     72,200   Federated Department Stores                                 2,643
    102,607   Hilton Hotels                                               2,902
     44,100   Lowe's                                                      2,676
     73,800   Nordstrom                                                   2,694
    110,250   Staples                                                     2,681
     57,300   Target                                                      2,800




Bishop Street Funds                     8

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
     39,100   W.W. Grainger                                          $    2,941
     59,500   Yum! Brands                                                 2,991
                                                                     ----------
                                                                         27,818
                                                                     ----------
ENERGY -- 8.2%
     63,500   Arch Coal                                                   2,691
     74,500   BJ Services                                                 2,776
     44,800   Exxon Mobil                                                 2,748
     70,500   XTO Energy                                                  3,121
                                                                     ----------
                                                                         11,336
                                                                     ----------
FINANCIALS -- 13.5%
     27,500   Affiliated Managers Group*                                  2,389
     49,800   Allstate                                                    2,726
     33,900   Capital One Financial                                       2,897
     31,200   Everest Re Group Ltd.                                       2,701
     18,200   Goldman Sachs Group                                         2,738
     42,800   Lehman Brothers Holdings                                    2,788
     36,700   Merrill Lynch                                               2,553
                                                                     ----------
                                                                         18,792
                                                                     ----------
HEALTH CARE -- 19.8%
     74,600   Aetna                                                       2,979
     42,800   Amgen*                                                      2,792
     55,100   Caremark Rx                                                 2,748
     34,500   Express Scripts*                                            2,475
     36,500   Genentech*                                                  2,986
     43,100   Genzyme*                                                    2,631
     44,600   Gilead Sciences*                                            2,638
     51,900   Medtronic                                                   2,435
     48,700   Sepracor*                                                   2,783
     66,700   UnitedHealth Group                                          2,987
                                                                     ----------
                                                                         27,454
                                                                     ----------
INDUSTRIALS -- 9.8%
     58,200   Canadian National Railway                                   2,546
    174,200   Cendant                                                     2,838
     33,300   L-3 Communications Holdings                                 2,512
     52,000   Norfolk Southern                                            2,767
     46,200   United Technologies                                         2,930
                                                                     ----------
                                                                         13,593
                                                                     ----------




June 30, 2006                           9              www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
                                                                       Value
     Shares                                                            (000)
     ------                                                          ----------
INFORMATION TECHNOLOGY -- 24.0%
    100,100   Accenture Ltd., Cl A                                   $    2,835
     76,700   Autodesk*                                                   2,643
    131,400   Cisco Systems*                                              2,566
      7,200   Google*                                                     3,019
     89,900   Hewlett-Packard                                             2,848
    111,300   Jabil Circuit*                                              2,849
     62,600   Marvel Technology Group Ltd.*                               2,775
    126,600   Motorola                                                    2,551
    111,400   National Semiconductor                                      2,657
    119,400   Nvidia*                                                     2,542
    213,000   Oracle*                                                     3,087
    142,900   Western Digital*                                            2,831
                                                                     ----------
                                                                         33,203
                                                                     ----------
MATERIALS -- 2.1%
     41,600   Allegheny Technologies                                      2,880
                                                                     ----------
TELECOMMUNICATIONS -- 1.9%
    130,552   Sprint Nextel                                               2,610
                                                                     ----------
TOTAL COMMON STOCK (Cost $120,248)                                      137,686
                                                                     ----------

                          CASH EQUIVALENTS (A) -- 1.1%

    732,982   Dreyfus Cash Management Fund, Institutional
              Shares, 5.010%                                                733
    732,955   Fidelity Institutional Money Market Portfolio,
              Institutional Shares, 5.060%                                  733
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $1,466)                                      1,466
                                                                     ----------
TOTAL INVESTMENTS (COST $121,714) -- 100.5%                             139,152
                                                                     ----------

                     OTHER ASSETS AND LIABILITIES -- (0.5)%

Payable for Investment Securities Purchased                                (473)
Payable for Capital Shares Redeemed                                        (151)
Investment Adviser Fees Payable                                             (83)
Administration Fees Payable                                                 (13)
Shareholder Servicing Fees Payable                                          (11)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                            53
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (680)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  138,472
                                                                     ==========




Bishop Street Funds                    10

Strategic Growth Fund                                                (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Value
                                                                       (000)
                                                                     ----------

                                   NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $  116,537
Accumulated net investment loss                                             (96)
Accumulated net realized gain on investments                              4,593
Net unrealized appreciation on investments                               17,438
                                                                     ----------
NET ASSETS                                                           $  138,472
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($138,471,995 / 9,818,405 SHARES)                                 $    14.10
                                                                     ==========

* NON-INCOME PRODUCING SECURITY

(A) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.

CL -- CLASS

LTD. -- LIMITED

COST FIGURES ARE SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          11              www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                            TOP TEN EQUITY HOLDINGS+
--------------------------------------------------------------------------------
                                                                 Percentage of
                                                                  Investments
  ----------------------------------------------------------------------------
   1. SPDR Trust, Ser 1                                              4.1%
  ----------------------------------------------------------------------------
   2. Citigroup                                                      2.4%
  ----------------------------------------------------------------------------
   3. Johnson & Johnson                                              2.4%
  ----------------------------------------------------------------------------
   4. Microsoft                                                      2.2%
  ----------------------------------------------------------------------------
   5. ConocoPhillips                                                 2.2%
  ----------------------------------------------------------------------------
   6. Chevron                                                        1.9%
  ----------------------------------------------------------------------------
   7. Ingersoll-Rand, Cl A                                           1.6%
  ----------------------------------------------------------------------------
   8. Bear Stearns                                                   1.6%
  ----------------------------------------------------------------------------
   9. Pfizer                                                         1.6%
  ----------------------------------------------------------------------------
  10. Eaton                                                          1.6%
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

Financials                                                          18.9%
Information Technology                                              14.6%
Health Care                                                         12.5%
Industrials                                                         11.6%
Consumer Discretionary                                              11.5%
Energy                                                               9.4%
Consumer Staples                                                     8.0%
Exchange Traded Fund                                                 4.1%
Short-Term Investments                                               3.4%
Materials                                                            2.8%
Utilities                                                            1.6%
Telecommunication Services                                           1.6%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

                                                                       Market
                                                                       Value
     Shares                                                            (000)
     ------                                                          ----------
                              COMMON STOCK -- 93.7%

CONSUMER DISCRETIONARY -- 11.7%
      4,200   Apollo Group, Cl A*                                    $      217
      4,800   Bed Bath & Beyond*                                            159
      6,100   Best Buy                                                      335
      5,500   Brunswick                                                     183
      4,600   Carnival                                                      192
     13,000   Centex                                                        654
     10,600   Comcast, Cl A*                                                347




Bishop Street Funds                    12

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
      7,400   EchoStar Communications, Cl A*                         $      228
      2,700   Fortune Brands                                                192
      4,500   Gannett                                                       252
     19,800   H&R Block                                                     472
      7,400   Harley-Davidson                                               406
     12,000   Hasbro                                                        217
     17,000   Home Depot                                                    608
      8,000   International Game Technology                                 304
      8,635   Liberty Media Capital*                                        723
     10,475   Liberty Media Interactive*                                    181
      3,300   McGraw-Hill                                                   166
      3,200   Omnicom Group                                                 285
     13,800   Pulte Homes                                                   397
      3,400   Sherwin-Williams                                              162
      3,300   VF                                                            224
                                                                     ----------
                                                                          6,904
                                                                     ----------
CONSUMER STAPLES -- 8.1%
     10,000   Altria Group                                                  734
     11,600   Archer-Daniels-Midland                                        479
      2,800   Bunge                                                         141
      5,900   Campbell Soup                                                 219
     10,700   Coca-Cola                                                     460
      6,000   Costco Wholesale                                              343
      8,000   PepsiCo                                                       480
     13,500   Procter & Gamble                                              751
     13,000   Wal-Mart Stores                                               626
     11,600   WM Wrigley Jr.                                                526
                                                                     ----------
                                                                          4,759
                                                                     ----------
ENERGY -- 9.5%
     10,700   Apache                                                        730
     19,100   BJ Services                                                   712
     18,200   Chevron                                                     1,129
     20,100   ConocoPhillips                                              1,317
      8,700   Devon Energy                                                  526
      5,400   Encana Corp                                                   284
      4,200   Occidental Petroleum                                          431
      7,100   Valero Energy                                                 472
                                                                     ----------
                                                                          5,601
                                                                     ----------
FINANCIALS -- 19.1%
     10,900   ACE                                                           551
      2,900   Allstate                                                      159
     15,700   American International Group                                  927




June 30, 2006                          13              www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
                                                                       Value
     Shares                                                            (000)
     ------                                                          ----------
FINANCIALS -- (CONTINUED)
     12,800   Bank of America                                        $      616
      6,800   Bear Stearns                                                  952
      3,800   Capital One Financial                                         325
      4,600   CIT Group                                                     240
     29,700   Citigroup                                                   1,433
     11,800   Countrywide Credit Industry                                   449
      9,200   Fannie Mae                                                    442
      1,700   Franklin Resources                                            148
      4,500   Freddie Mac                                                   257
      5,200   Golden West Financial                                         386
      3,300   Goldman Sachs Group                                           496
      6,100   Hartford Financial Services Group                             516
     20,300   JPMorgan Chase                                                853
      5,900   Lehman Brothers Holdings                                      384
      6,200   Merrill Lynch                                                 431
      8,900   Morgan Stanley                                                563
     19,005   Sovereign Bancorp                                             386
     17,000   St Paul Travelers                                             758
                                                                     ----------
                                                                         11,272
                                                                     ----------
HEALTH CARE -- 12.7%
     13,700   Amgen*                                                        894
     10,000   Biogen Idec*                                                  463
      3,400   Caremark Rx                                                   170
      5,200   Coventry Health Care*                                         286
      8,000   Genzyme*                                                      488
     23,500   Johnson & Johnson                                           1,408
      9,100   Laboratory Corp of America Holdings*                          566
      5,100   Medco Health Solutions*                                       292
      8,400   Merck                                                         306
     40,500   Pfizer                                                        951
      8,900   Quest Diagnostics                                             533
     11,600   UnitedHealth Group                                            519
      6,700   Wyeth                                                         298
      5,600   Zimmer Holdings*                                              318
                                                                     ----------
                                                                          7,492
                                                                     ----------
INDUSTRIALS -- 11.8%
      7,200   Caterpillar                                                   536
      4,400   Danaher                                                       283
     12,500   Eaton                                                         942
      3,600   Exelon                                                        205
     12,300   General Dynamics                                              805
     16,600   General Electric                                              547
     12,400   Illinois Tool Works                                           589


Bishop Street Funds                    14

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
INDUSTRIALS -- (CONTINUED)
     23,000   Ingersoll-Rand, Cl A                                   $      984
      4,300   ITT Industries                                                213
      5,500   L-3 Communications Holdings                                   415
      9,900   Norfolk Southern                                              527
      6,200   Paccar                                                        511
      5,100   Parker Hannifin                                               396
                                                                     ----------
                                                                          6,953
                                                                     ----------
INFORMATION TECHNOLOGY -- 14.7%
     13,200   Accenture Ltd., Cl A                                          374
      8,300   Adobe Systems*                                                252
      6,800   Affiliated Computer Services, Cl A*                           351
      6,900   Apple Computer*                                               394
     23,300   Applied Materials                                             379
      6,600   Autodesk*                                                     227
     11,200   Broadcom, Cl A*                                               337
     29,900   Cisco Systems*                                                584
      4,300   Citrix Systems*                                               173
     22,800   EMC*                                                          250
      5,900   Freescale Semiconductor*                                      174
      7,300   Hewlett-Packard                                               231
     11,500   Juniper Networks*                                             184
      2,800   Kla-Tencor                                                    116
      5,000   Marvel Technology Group Ltd.*                                 222
     57,600   Microsoft                                                   1,342
     18,500   Motorola                                                      373
     11,800   Nvidia*                                                       251
     33,900   Oracle*                                                       491
     11,200   Qualcomm                                                      449
     10,500   Sandisk*                                                      535
     19,300   Texas Instruments                                             585
      8,400   Xilinx                                                        190
      7,600   Yahoo!*                                                       251
                                                                     ----------
                                                                          8,715
                                                                     ----------
MATERIALS -- 2.9%
      6,500   Dow Chemical                                                  254
      3,900   Freeport-McMoRan Copper & Gold                                216
      3,500   Inco Ltd.                                                     231
      5,800   Phelps Dodge                                                  476
      7,500   United States Steel                                           526
                                                                     ----------
                                                                          1,703
                                                                     ----------




June 30, 2006                          15              www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                        Value
     Shares                                                             (000)
     ------                                                          ----------
TELECOMMUNICATION SERVICES -- 1.6%
      4,300   Alltel                                                 $      274
     19,000   Sprint Nextel                                                 380
      9,500   Verizon Communications                                        318
                                                                     ----------
                                                                            972
                                                                     ----------
UTILITIES -- 1.6%
      5,600   FirstEnergy                                                   303
     11,300   TXU                                                           676
                                                                     ----------
                                                                            979
                                                                     ----------
TOTAL COMMON STOCK (Cost $56,938)                                        55,350
                                                                     ----------

                          EXCHANGE TRADED FUND -- 4.1%

     19,100   SPDR Trust, Ser 1*                                          2,431
                                                                     ----------
TOTAL EXCHANGE TRADED FUND (Cost $2,455)                                  2,431
                                                                     ----------

                          CASH EQUIVALENTS (A) -- 3.4%

    997,866   Dreyfus Cash Management Fund, Institutional
              Shares, 5.010%                                                998
    997,866   Fidelity Institutional Money Market Portfolio,
              Institutional Shares, 5.060%                                  998
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $1,996)                                      1,996
                                                                     ----------
TOTAL INVESTMENTS (COST $61,389) -- 101.2%                               59,777
                                                                     ----------

                     OTHER ASSETS AND LIABILITIES -- (1.2)%

Payable for Investment Securities Purchased                                (761)
Payable for Capital Shares Redeemed                                         (50)
Investment Adviser Fees Payable                                             (31)
Administration Fees Payable                                                  (5)
Shareholder Servicing Fees Payable                                           (5)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                           116
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (737)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $   59,040
                                                                     ==========




Bishop Street Funds                    16

Large Cap Core Equity Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Value
                                                                       (000)
                                                                     ----------

                                   NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $   60,847
Distributions in excess of net investment income                             (2)
Accumulated net realized loss on investments                               (193)
Net unrealized depreciation on investments                               (1,612)
                                                                     ----------
NET ASSETS                                                           $   59,040
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($59,039,778 / 6,133,078 SHARES)                                  $     9.63
                                                                     ==========

* NON-INCOME PRODUCING SECURITY

(A) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.

CL -- CLASS

LTD. -- LIMITED

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPT

COST FIGURES SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          17              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS+
--------------------------------------------------------------------------------
                                             Coupon   Maturity   Percentage of
                                              Rate      Date      Investments
  ----------------------------------------------------------------------------
   1. U.S. Treasury Bonds                    7.250%   05/15/16       4.8%
  ----------------------------------------------------------------------------
   2. U.S. Treasury Bonds                    4.500%   02/15/36       4.0%
  ----------------------------------------------------------------------------
   3. U.S. Treasury Bonds                    7.500%   11/15/16       2.4%
  ----------------------------------------------------------------------------
   4. FNMA                                   7.250%   01/15/10       2.1%
  ----------------------------------------------------------------------------
   5. FHLMC MTN                              4.850%   12/01/09       2.1%
  ----------------------------------------------------------------------------
   6. Goldman Sachs Group                    6.600%   01/15/12       1.8%
  ----------------------------------------------------------------------------
   7. FHLB                                   3.375%   02/15/08       1.8%
  ----------------------------------------------------------------------------
   8. Wal-Mart Stores                        8.000%   09/15/06       1.8%
  ----------------------------------------------------------------------------
   9. Abbott Laboratories                    6.400%   12/01/06       1.8%
  ----------------------------------------------------------------------------
  10. FHLMC                                  5.125%   10/15/08       1.8%
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

U.S. Government Agency Obligations                                  33.2%
U.S. Treasury Obligations                                           18.7%
Financials                                                          14.2%
Consumer Discretionary                                               8.0%
Health Care                                                          5.9%
Energy                                                               4.3%
Information Technology                                               3.5%
Industrials                                                          3.4%
Consumer Staples                                                     2.9%
Telecommunication Services                                           1.8%
U.S. Government Mortgage-Backed Obligations                          1.5%
Municipal Bonds                                                      1.0%
Utilities                                                            1.0%
Short-Term Investments                                               0.6%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH
 CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             STATEMENT OF NET ASSETS

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
 ----------                                                          ----------
                         CORPORATE OBLIGATIONS -- 48.8%

AEROSPACE & DEFENSE -- 2.7%
              General Dynamics
  $   1,000   4.500%, 08/15/10                                       $      960
              Rockwell Automation
      1,200   6.700%, 01/15/28                                            1,273
              United Technologies
      1,350   6.350%, 03/01/11                                            1,382
                                                                     ----------
                                                                          3,615
                                                                     ----------


Bishop Street Funds                    18

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
AUTO FINANCE -- 1.1%
              Toyota Motor Credit
     $1,500   5.450%, 05/18/11                                       $    1,492
                                                                     ----------
AUTOMOTIVE -- 0.5%
              DaimlerChrysler NA Holding
        700   8.000%, 06/15/10                                              743
                                                                     ----------
BANKS -- 3.0%
              Bank of America
      2,350   4.875%, 01/15/13                                            2,236
              BHP Billiton Finance
        850   5.250%, 12/15/15                                              806
              Caterpillar Financial Service
      1,000   5.500%, 03/15/16                                              970
                                                                     ----------
                                                                          4,012
                                                                     ----------
BIOTECHNOLOGY -- 0.9%
              Boston Scientific
      1,350   4.250%, 01/12/11                                            1,242
                                                                     ----------
BROADCASTING & CABLE -- 1.9%
              TCI Communications
      1,400   7.875%, 08/01/13                                            1,509
              Turner Broadcasting System
        975   8.375%, 07/01/13                                            1,073
                                                                     ----------
                                                                          2,582
                                                                     ----------
COMPUTER HARDWARE -- 2.0%
              Cisco Systems
      1,400   5.500%, 02/22/16                                            1,345
              Dell
      1,325   6.550%, 04/15/08                                            1,343
                                                                     ----------
                                                                          2,688
                                                                     ----------
FINANCIALS -- 13.5%
              American General Finance MTN, Ser G
      1,400   5.750%, 03/15/07                                            1,401
              Bank of America (B)
      3,960   5.383%, 07/03/06                                            3,960
              Boeing Capital (A)
      1,400   6.500%, 02/15/12                                            1,448
              CIT Group
      1,350   5.000%, 11/24/08                                            1,332
              Fannie Mae (D)
        625   4.750%, 03/30/09                                              614


June 30, 2006                          19              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)
    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
FINANCIALS -- (CONTINUED)
              General Electric Capital MTN, Ser A
     $2,350   5.450%, 01/15/13                                       $    2,310
              Goldman Sachs Group
      2,350   6.600%, 01/15/12                                            2,425
              Jefferies Group
        675   6.250%, 01/15/36                                              616
              JPMorgan Chase
      1,350   3.500%, 03/15/09                                            1,280
              Sigma Finance MTN (B) (C)
      1,980   5.330%, 07/07/06                                            1,980
              Unitrin
        850   4.875%, 11/01/10                                              812
                                                                     ----------
                                                                         18,178
                                                                     ----------
FOOD & BEVERAGE -- 0.7%
              ConAgra Foods
        884   7.875%, 09/15/10                                              946
                                                                     ----------
GENERAL MERCHANDISE -- 2.7%
              Target
      1,150   6.350%, 01/15/11                                            1,181
              Wal-Mart Stores
      2,400   8.000%, 09/15/06                                            2,409
                                                                     ----------
                                                                          3,590
                                                                     ----------
HEALTH CARE -- 2.1%
              Johnson & Johnson
      1,400   6.950%, 09/01/29                                            1,603
              UnitedHealth Group
      1,250   5.200%, 01/17/07                                            1,247
                                                                     ----------
                                                                          2,850
                                                                     ----------
HOUSEHOLD PRODUCTS -- 1.7%
              Proctor & Gamble
      1,350   8.000%, 10/26/29                                            1,662
              Rubbermaid
        600   6.600%, 11/15/06                                              602
                                                                     ----------
                                                                          2,264
                                                                     ----------
MOVIES & ENTERTAINMENT -- 1.1%
              Walt Disney MTN
      1,400   6.200%, 06/20/14                                            1,423
                                                                     ----------
OIL & GAS - EQUIPMENT/SERVICES -- 0.9%
              Baker Hughes
      1,175   6.000%, 02/15/09                                            1,184
                                                                     ----------


Bishop Street Funds                    20

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
OIL & GAS - EXPLORATION/PRODUCTION -- 1.0%
              Anadarko Petroleum
     $1,250   7.200%, 03/15/29                                       $    1,294
                                                                     ----------
OIL & GAS - INTEGRATED -- 2.4%
              BP Amoco
      1,385   9.125%, 03/01/11                                            1,582
              Occidental Petroleum
      1,600   6.750%, 01/15/12                                            1,683
                                                                     ----------
                                                                          3,265
                                                                     ----------
PHARMACEUTICALS -- 2.8%
              Abbott Laboratories
      2,400   6.400%, 12/01/06                                            2,406
      1,400   5.400%, 09/15/08                                            1,395
                                                                     ----------
                                                                          3,801
                                                                     ----------
REAL ESTATE -- 0.8%
              Post Apartment Homes LP
      1,050   7.700%, 12/20/10                                            1,112
                                                                     ----------
RETAIL - DRUGS -- 1.5%
              CVS (A)
      2,200   4.875%, 09/15/14                                            2,011
                                                                     ----------
RETAIL - FOOD -- 0.7%
              McDonald's MTN, Ser E (A)
        900   5.950%, 01/15/08                                              904
                                                                     ----------
SEMI-CONDUCTORS -- 1.5%
              Applied Materials
        800   6.750%, 10/15/07                                              808
              Duke Energy
      1,275   4.200%, 10/01/08                                            1,232
                                                                     ----------
                                                                          2,040
                                                                     ----------
TELECOMMUNICATIONS -- 1.7%
              GTE South, Ser C
        675   6.000%, 02/15/08                                              675
              Sprint Capital
      1,475   7.625%, 01/30/11                                            1,570
              Verizon Global Funding MTN
        100   7.600%, 03/15/07                                              101
                                                                     ----------
                                                                          2,346
                                                                     ----------
TRANSPORTATION SERVICES -- 0.6%
              FedEx
        800   7.250%, 02/15/11                                              843
                                                                     ----------


June 30, 2006                          21              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
UTILITIES -- 1.0%
              Dominion Resources
     $1,350   4.125%, 02/15/08                                       $    1,316
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS (Cost $68,145)                               65,741
                                                                     ----------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.8%

              FHLB
        200   6.875%, 08/13/10                                              210
      1,000   6.000%, 08/24/15                                            1,000
      1,350   5.375%, 02/15/07                                            1,348
      1,000   5.000%, 03/20/07                                              996
      1,000   5.000%, 02/22/13                                              961
      1,300   4.750%, 08/13/10                                            1,266
      1,450   4.100%, 06/13/08                                            1,414
      1,000   4.000%, 02/27/14 (D)                                          982
      1,000   3.875%, 07/24/09                                              955
      1,750   3.875%, 02/12/10                                            1,662
      1,800   3.750%, 08/15/08                                            1,739
      1,000   3.600%, 10/19/07                                              976
      2,500   3.375%, 02/15/08                                            2,418
        250   3.000%, 08/13/09 (D)                                          249
        200   2.625%, 02/16/07                                              197
              FHLMC
      1,300   6.375%, 08/01/11                                            1,296
        700   5.500%, 08/20/19                                              675
      1,400   5.200%, 03/05/19                                            1,313
      2,400   5.125%, 10/15/08 (A)                                        2,383
      1,000   5.000%, 01/30/14                                              963
      1,400   4.750%, 05/06/13                                            1,319
      1,500   4.625%, 08/15/08                                            1,475
      1,350   4.375%, 07/30/09                                            1,310
      1,400   4.375%, 03/01/10                                            1,348
              FHLMC MTN
      1,400   5.750%, 05/23/11                                            1,395
      1,400   5.400%, 02/01/16                                            1,349
      1,400   5.250%, 12/01/14                                            1,341
      1,000   5.000%, 12/27/07                                              992
        375   5.000%, 02/08/08                                              372
        200   5.000%, 06/18/18 (D)                                          189
      2,800   4.850%, 12/01/09 (A)                                        2,739
      1,000   3.650%, 05/07/08                                              968
        200   2.500%, 12/04/06                                              198




Bishop Street Funds                    22

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)

              FNMA
     $2,600   7.250%, 01/15/10                                       $    2,748
        250   5.280%, 02/27/09                                              246
        200   4.500%, 08/04/08                                              196
        800   3.875%, 11/17/08 (A)                                          771
        200   3.250%, 03/17/08                                              193
      2,000   2.540%, 01/12/07                                            1,969
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,148)                  44,121
                                                                     ----------

                       U.S. TREASURY OBLIGATIONS -- 18.4%

              U.S. Treasury Bonds
      2,750   7.500%, 11/15/16 (A)                                        3,253
      5,500   7.250%, 05/15/16 (A)                                        6,368
      1,700   6.375%, 08/15/27                                            1,930
        800   6.250%, 05/15/30 (A)                                          906
      1,000   6.000%, 02/15/26 (A)                                        1,083
      1,500   5.250%, 11/15/28 (A)                                        1,493
      5,900   4.500%, 02/15/36 (A)                                        5,290
              U.S. Treasury Notes (A)
      1,000   4.375%, 05/15/07                                              992
      1,400   4.250%, 08/15/15                                            1,310
      1,200   4.000%, 02/15/14                                            1,115
      1,200   4.000%, 02/15/15                                            1,106
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,906)                           24,846
                                                                     ----------

                          COMMERCIAL PAPER (B) -- 4.4%

              Morgan Stanley Dean Witter
      5,940   5.383%, 11/09/06                                            5,940
                                                                     ----------
TOTAL COMMERCIAL PAPER (Cost $5,940)                                      5,940
                                                                     ----------

                 CERTIFICATES OF DEPOSIT/BANK NOTES (B) -- 2.9%

FINANCIALS -- 2.9%
              First Tennessee Bank
      3,960   5.339%, 04/18/07                                            3,962
                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $3,962)                    3,962
                                                                     ----------




June 30, 2006                          23              www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
Shares/Face                                                            Value
Amount (000)                                                           (000)
-----------                                                          ----------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 1.5%

CONSUMER DISCRETIONARY -- 1.5%
              FHLMC
     $   72   3.500%, 05/01/08                                       $       68
              FHLMC, Ser 3070, Cl DH
        927   5.500%, 11/15/35                                              914
              FNMA
      1,059   3.500%, 08/01/10                                              983
                                                                     ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $2,045)           1,965
                                                                     ----------

                            MUNICIPAL BONDS -- 1.0%

GOVERNMENT AGENCIES -- 1.0%
              Honolulu City & County, Ser E, GO, FGIC Insured
        500   5.250%, 07/01/20                                              530
              Honolulu City & County, Waste Water, Senior
              Ser A, RB, FGIC Insured
        780   5.000%, 07/01/35                                              796
                                                                     ----------
TOTAL MUNICIPAL BONDS (Cost $1,341)                                       1,326
                                                                     ----------

                          CASH EQUIVALENTS (E) -- 0.6%

    387,220   Dreyfus Cash Management Fund, Institutional
              Shares, 5.010%                                                387
    387,220   Fidelity Institutional Money Market Portfolio,
              Institutional Shares, 5.060%                                  387
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $774)                                          774
                                                                     ----------

                        REPURCHASE AGREEMENT (B) -- 9.8%

              Lehman Brothers 5.363%, dated 06/30/06, to be
              repurchased on 07/03/06, repurchase price $13,142,840
              (collateralized by various collateralized mortgage
              obligations, ranging in par value
              $167,290,000-$407,245,722, 0.000%-0.642%, 11/25/33-
     13,137   10/15/41; with total market value $13,399,708)             13,137
                                                                     ----------
TOTAL REPURCHASE AGREEMENT (Cost $13,137)                                13,137
                                                                     ----------
TOTAL INVESTMENTS (COST $165,398) -- 120.2%                             161,812
                                                                     ----------




Bishop Street Funds                    24

High Grade Income Fund                                               (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Value
                                                                       (000)
                                                                     ----------
                    OTHER ASSETS AND LIABILITIES -- (20.2)%

Payable Upon Return of Securities Loaned                             $  (28,979)
Payable for Investment Securities Purchased                                (248)
Income Distribution Payable                                                (197)
Investment Adviser Fees Payable                                             (45)
Administration Fees Payable                                                 (13)
Shareholder Servicing Fees Payable                                          (11)
Payable for Capital Shares Redeemed                                          (6)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                         2,347
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                      (27,154)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  134,658
                                                                     ==========

                                  NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $  138,555
Accumulated net realized loss on investments                               (311)
Net unrealized depreciation on investments                               (3,586)
                                                                     ----------
NET ASSETS                                                           $  134,658
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS I
   ($134,658,308 / 13,854,760 SHARES)                                $     9.72
                                                                     ==========

(A) THE SECURITY OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2006 (SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS). THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2006 WAS $28,417,944.
(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2006 WAS $28,979,068.
(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(D) STEP BOND -- COUPON RATE INCREASES IN INCREMENTS TO MATURITY. RATE DISCLOSED IS AS OF JUNE 30, 2006.
(E)   RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.
CL -- CLASS
FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
COST FIGURES SHOWN WITH "000" OMITTED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2006                          25              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                                         TOP TEN HOLDINGS+
---------------------------------------------------------------------------------------------------
                                                                                      Percentage
                                                              Coupon     Maturity         of
                                                               Rate        Date       Investments
  -----------------------------------------------------------------------------------------------
   1. Kauai County GO                                         6.250%     08/01/10        3.3%
  -----------------------------------------------------------------------------------------------
   2. Honolulu City & County Waste Water RB                   5.000%     07/01/35        2.5%
  -----------------------------------------------------------------------------------------------
   3. Hawaii State Department of Budget & Finance RB          5.650%     10/01/27        2.1%
  -----------------------------------------------------------------------------------------------
   4. Puerto Rico Public Buildings Authority RB               5.250%     07/01/25        2.0%
  -----------------------------------------------------------------------------------------------
   5. University of California RB                             5.000%     05/15/24        1.9%
  -----------------------------------------------------------------------------------------------
   6. Honolulu City & County GO                               5.000%     07/01/19        1.6%
  -----------------------------------------------------------------------------------------------
   7. Edinburg Consolidated Independent School
        District GO                                           5.000%     02/15/21        1.6%
  -----------------------------------------------------------------------------------------------
   8. Hawaii State GO                                         5.000%     07/01/25        1.5%
  -----------------------------------------------------------------------------------------------
   9. Puerto Rico Housing Financing Authority RB              5.000%     12/01/16        1.5%
  -----------------------------------------------------------------------------------------------
  10. Hawaii State GO                                         6.500%     12/01/13        1.4%
---------------------------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

General Obligation                                                  41.9%
Transportation                                                      10.5%
Facilities                                                           8.0%
Higher Education                                                     7.3%
Utilities                                                            6.0%
Water                                                                5.3%
Power                                                                5.2%
General Revenue                                                      3.9%
Airport                                                              3.6%
Single-Family Housing                                                3.1%
School District                                                      1.9%
Medical                                                              1.1%
Development                                                          1.0%
Education                                                            0.9%
Short-Term Investments                                               0.2%
Multi-Family Housing                                                 0.1%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
                            MUNICIPAL BONDS -- 98.6%

CALIFORNIA -- 4.4%
              California State, GO
     $2,000   5.000%, 03/01/24                                       $    2,045
              Coast, Unified School District, School Facilities
              District 1-B, GO,
              FSA Insured (C)
      1,610   5.050%, 08/01/40                                              308



Bishop Street Funds                    26

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
CALIFORNIA -- (CONTINUED)
              Highland, Redevelopment Agency, Project Area
              No. 1 Tax Allocation, RB, AMBAC Insured
     $1,440   5.650%, 12/01/24                                       $    1,625
              La Mesa-Spring Valley, School District, Electric of
              2002 Project, Ser B, GO, FGIC Insured (C)
        630   5.250%, 08/01/27                                              221
              University of California, Ser B, RB, FSA Insured
      3,000   5.000%, 05/15/24                                            3,083
                                                                     ----------
                                                                          7,282
                                                                     ----------
HAWAII -- 80.3%
              Hawaii County, Refunding & Improvement Project,
              Ser A, GO, FGIC Insured
        450   5.600%, 05/01/12                                              486
        430   5.600%, 05/01/13                                              468
        400   5.550%, 05/01/09                                              418
              Hawaii County, Ser A, GO, FGIC Insured
        630   5.500%, 07/15/12                                              674
              Hawaii County, Ser A, GO, FSA Insured
        500   5.400%, 05/15/15                                              523
      1,000   5.000%, 07/15/23                                            1,027
              Hawaii County, Ser A, GO, MBIA Insured
      1,055   5.250%, 07/15/18                                            1,122
      1,205   5.000%, 07/15/15                                            1,268
      1,470   5.000%, 07/15/24                                            1,512
              Hawaii State, Airport System, RB, AMT, FGIC Insured
        280   5.250%, 07/01/21                                              287
              Hawaii State, Airport System, Second Ser, RB, AMT, ETM
         60   6.900%, 07/01/12                                               66
              Hawaii State, Airport System, Second Ser, RB, AMT, ETM,
              MBIA Insured
      1,505   6.900%, 07/01/12                                            1,650
              Hawaii State, Airport System, Ser B, RB, AMT,
              FGIC Insured
      1,500   6.625%, 07/01/18                                            1,639
      1,500   6.500%, 07/01/14                                            1,639
        500   6.000%, 07/01/19                                              534
              Hawaii State, Department of Budget & Finance,
              Chaminade University, RB, Radian Insured
      1,000   5.000%, 01/01/26                                            1,018
      1,000   4.750%, 01/01/36                                              968
      1,000   4.700%, 01/01/31                                              969




June 30, 2006                          27              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
HAWAII -- (CONTINUED)
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, RB,
              MBIA Insured
     $  170   5.450%, 11/01/23                                       $      170
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser A, RB,
              AMT, FGIC Insured
      1,500   4.800%, 01/01/25                                            1,468
              Hawaii State, Department of Budget & Finance,
              Electric Company & Subsidiary Project, Ser B, RB,
              AMT, XLCA Insured
      1,025   5.000%, 12/01/22                                            1,038
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
        460   5.100%, 09/01/32                                              464
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser A, RB, AMT, MBIA Insured
        805   6.200%, 05/01/26                                              815
      3,250   5.650%, 10/01/27                                            3,445
              Hawaii State, Department of Budget & Finance,
              Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
      1,000   6.200%, 11/01/29                                            1,073
              Hawaii State, Department of Budget & Finance,
              Kapiolani Health Care System Project, RB,
              Pre-Refunded @ 102 (A)
        100   6.250%, 07/01/06                                              102
              Hawaii State, Department of Budget & Finance,
              Mid Pacific Institute, RB, Radian Insured
      1,000   5.000%, 01/01/26                                            1,024
      1,000   4.625%, 01/01/31                                              958
              Hawaii State, Department of Budget & Finance, Queens
              Health Systems, Ser B, RB, MBIA Insured,
              Pre-Refunded @ 101 (A)
        750   5.250%, 07/01/08                                              778
              Hawaii State, Harbor Capital Improvement, RB, AMT,
              MBIA Insured
      2,000   5.500%, 07/01/27                                            2,027
        545   5.400%, 07/01/09                                              561
              Hawaii State, Harbor System, Ser A, RB, AMT,
              FSA Insured
      2,025   5.750%, 07/01/17                                            2,144
        670   5.750%, 07/01/29                                              704
      1,210   5.700%, 07/01/16                                            1,280
      1,000   5.600%, 07/01/15                                            1,059
              Hawaii State, Harbor System, Ser B, RB, AMT,
              AMBAC Insured
        200   5.500%, 07/01/19                                              210
              Hawaii State, Harbor System, Ser B, RB, AMT,
              FSA Insured
      1,000   5.000%, 01/01/13                                            1,039
              Hawaii State, Harbor System, Ser B, RB, FSA Insured
        870   5.000%, 01/01/07                                              874


Bishop Street Funds                    28

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
HAWAII -- (CONTINUED)
              Hawaii State, Highway, RB
     $1,000   6.000%, 07/01/08                                       $    1,040
      2,000   6.000%, 07/01/09                                            2,117
              Hawaii State, Highway, Ser A, RB, FSA Insured
        725   5.000%, 07/01/21                                              751
              Hawaii State, Highway, Ser A, RB, FSA Insured
      1,805   5.000%, 07/01/23                                            1,864
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing,
              Ser A, RB, AMT, FNMA Collateral
        450   5.750%, 07/01/30                                              452
        690   5.400%, 07/01/30                                              705
        150   5.250%, 07/01/13                                              153
              Hawaii State, Housing, Finance & Development,
              Single-Family Housing,
              Ser B, RB, FNMA Collateral
      1,000   5.450%, 07/01/17                                            1,019
              Hawaii State, Housing, Finance & Development,
              University of Hawaii
              Faculty Housing Project, RB, AMBAC Insured
        700   5.650%, 10/01/16                                              707
        415   5.000%, 10/01/06                                              416
              Hawaii State, Kapolei Office Building, Ser A,
              COP, AMBAC Insured
      1,475   5.250%, 05/01/13                                            1,531
      1,000   5.000%, 05/01/08                                            1,019
      1,000   5.000%, 05/01/14                                            1,032
      1,100   5.000%, 05/01/15                                            1,135
      1,500   5.000%, 05/01/16                                            1,548
      1,000   5.000%, 05/01/17                                            1,031
        500   5.000%, 05/01/18                                              515
              Hawaii State, No. 1 Capitol District State Office,
              COP, MBIA Insured
      1,000   5.200%, 05/01/14                                            1,035
        175   5.000%, 05/01/11                                              181
              Hawaii State, Pacific Health Special Purpose,
              Ser A, RB
        615   5.600%, 07/01/33                                              631
              Hawaii State, Ser CL, GO
      1,000   6.000%, 03/01/09                                            1,051
              Hawaii State, Ser CM, GO, FGIC Insured
      2,000   6.500%, 12/01/13                                            2,298
        500   6.000%, 12/01/09                                              533
      1,500   6.000%, 12/01/11                                            1,643
              Hawaii State, Ser CP, GO, FGIC Insured
         90   5.000%, 10/01/16                                               92
              Hawaii State, Ser CU, GO, MBIA Insured (A)
         25   5.750%, 10/01/10                                               27
        550   5.750%, 10/01/12                                              586




June 30, 2006                          29              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                               Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
HAWAII -- (CONTINUED)
              Hawaii State, Ser CV, GO, FGIC Insured
     $1,000   5.250%, 08/01/21                                       $    1,046
              Hawaii State, Ser CX, GO, FSA Insured
      1,000   5.500%, 02/01/21                                            1,063
              Hawaii State, Ser CZ, GO, FSA Insured
      2,000   5.250%, 07/01/16                                            2,110
              Hawaii State, Ser DF, GO, AMBAC Insured
      1,250   5.000%, 07/01/14                                            1,320
      2,000   5.000%, 07/01/21                                            2,072
      2,400   5.000%, 07/01/25                                            2,469
              Hawaii State, Ser DI, GO, FSA Insured
      1,000   5.000%, 03/01/14                                            1,054
              Hawaii State, University of Hawaii,
              Ser A, RB, FGIC Insured
      1,805   5.500%, 07/15/14                                            1,943
        500   5.500%, 07/15/21                                              534
        500   5.125%, 07/15/32                                              514
              Hawaii State, University of Hawaii, Ser B, RB, FSA Insured
        320   5.250%, 10/01/16                                              335
        775   5.250%, 10/01/17                                              813
              Honolulu City & County, Board of Water Supply, Ser A, RB,
              FGIC Insured
      2,000   5.000%, 07/01/33                                            2,045
              Honolulu City & County, GO
      1,320   5.400%, 09/27/07                                            1,344
              Honolulu City & County, GO, ETM
        230   6.000%, 12/01/09                                              245
              Honolulu City & County, Ser A, GO
         55   6.000%, 01/01/10                                               59
              Honolulu City & County, Ser A, GO, ETM
        500   6.000%, 01/01/09                                              525
         95   6.000%, 01/01/10                                              101
              Honolulu City & County, Ser A, GO, MBIA Insured
      1,000   5.250%, 03/01/27                                            1,042
        500   5.250%, 03/01/28                                              521
      1,000   5.000%, 07/01/14                                            1,056
              Honolulu City & County, Ser B, GO, ETM, FGIC Insured
        635   5.500%, 10/01/11                                              681
              Honolulu City & County, Ser B, GO, MBIA Insured
        825   5.000%, 07/01/13                                              869
              Honolulu City & County, Ser B, RB, AMT, MBIA Insured
      1,000   5.250%, 07/01/21                                            1,044
              Honolulu City & County, Ser C, GO, FGIC Insured
        125   5.500%, 11/01/07                                              128
      1,200   5.125%, 07/01/11                                            1,251
      1,100   5.125%, 07/01/15                                            1,144
      2,500   5.000%, 07/01/19                                            2,583


Bishop Street Funds                    30

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                               Market
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
HAWAII -- (CONTINUED)
              Honolulu City & County, Ser C, GO, MBIA Insured
     $2,000   5.000%, 07/01/16                                       $    2,105
              Honolulu City & County, Ser D, GO, AMT, FGIC Insured
        245   4.850%, 02/01/10                                              250
              Honolulu City & County, Ser D, GO, MBIA Insured
        885   5.000%, 07/01/19                                              923
      2,000   5.000%, 07/01/23                                            2,065
              Honolulu City & County, Ser E, GO, FGIC Insured
      1,500   5.250%, 07/01/20                                            1,590
              Honolulu City & County, Waipahu Towers Project,
              Ser A, RB, AMT, GNMA Collateral
        200   6.900%, 06/20/35                                              202
              Honolulu City & County, Waste Water, 2nd Board
              Resolution, Junior Ser, RB, FGIC Insured
        900   5.250%, 07/01/13                                              939
      1,000   5.250%, 07/01/17                                            1,043
      1,500   5.250%, 07/01/18                                            1,563
      1,000   5.000%, 07/01/23                                            1,029
              Honolulu City & County, Waste Water, Senior Ser A,
              RB, FGIC Insured
      4,050   5.000%, 07/01/35                                            4,131
              Honolulu City & County, Water Board, Ser A,
              RB, FGIC Insured
      1,700   4.750%, 07/01/16                                            1,772
              Honolulu City & County, Water Board, Ser A,
              RB, FGIC Insured
      2,000   4.750%, 07/01/17                                            2,085
              Honolulu City & County, Water Board, Ser B,
              RB, AMT MBIA Insured
      1,000   5.250%, 07/01/20                                            1,046
              Kauai County, Public Improvement, Ser B, GO,
              MBIA Insured, Pre-Refunded @ 101 (A)
        175   5.200%, 08/01/07                                              179
        165   5.150%, 08/01/07                                              169
        155   5.100%, 08/01/07                                              159
        120   5.050%, 08/01/07                                              123
              Kauai County, Ser A, GO, FGIC Insured
      1,610   5.000%, 08/01/21                                            1,668
      1,000   5.000%, 08/01/22                                            1,035
      1,440   5.000%, 08/01/23                                            1,487
      1,555   5.000%, 08/01/24                                            1,604
      1,700   5.000%, 08/01/26                                            1,747
              Kauai County, Ser A, GO, FGIC Insured,
              Pre-Refunded @ 100 (A)
      5,000   6.250%, 08/01/10                                            5,436




June 30, 2006                          31              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                                Value
    (000)                                                                (000)
  ---------                                                          ----------
HAWAII -- (CONTINUED)
              Kauai County, Ser A, GO, MBIA Insured
     $  490   5.625%, 08/01/18                                       $      521
      1,500   5.000%, 08/01/25                                            1,526
              Kauai County, Ser A, GO, MBIA Insured,
              Pre-Refunded @ 100 (A)
        260   5.625%, 08/01/11                                              280
              Maui County, GO, MBIA Insured
      1,100   5.000%, 03/01/24                                            1,133
              Maui County, Ser A, GO
        485   5.375%, 03/01/12                                              513
              Maui County, Ser A, GO, FGIC Insured
        150   5.000%, 03/01/13                                              154
              Maui County, Ser A, GO, FGIC Insured,
              Pre-Refunded @ 101 (A)
        100   5.125%, 03/01/08                                              103
         50   5.000%, 03/01/08                                               51
              Maui County, Ser A, GO, MBIA Insured
        840   5.000%, 03/01/20                                              862
              Maui County, Ser B, GO, MBIA Insured
        500   5.000%, 09/01/17                                              523
                                                                     ----------
                                                                        132,540
                                                                     ----------
ILLINOIS -- 0.4%
              Illinois State, Educational Facilities Authority,
              Northwestern University, RB
        670   5.000%, 12/01/38                                              678
                                                                     ----------
INDIANA -- 0.9%
              Elkhart, Community School Building Company,
              First Meeting, RB, XLCA Insured
      1,500   4.500%, 07/15/24                                            1,464
                                                                     ----------
MASSACHUSETTS -- 0.4%
              Massachusetts State, Water Resources Authority,
              Ser J, RB
        565   5.000%, 08/01/42                                              573
                                                                     ----------
PUERTO RICO -- 7.9%
              Commonwealth of Puerto Rico, GO, MBIA Insured
        500   6.500%, 07/01/14                                              577
      1,500   6.000%, 07/01/15                                            1,689
              Commonwealth of Puerto Rico, Public Improvement,
              GO, FSA Insured
        435   5.000%, 07/01/21                                              451
              Commonwealth of Puerto Rico, Public Improvement,
              Ser A, GO
      1,000   5.000%, 07/01/27                                            1,004
              Puerto Rico, Electric Power Authority, Ser DD, RB,
              FSA Insured
      1,000   5.000%, 07/01/28                                            1,015


Bishop Street Funds                    32

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face                                                                Market
   Amount                                                                Value
    (000)                                                                (000)
  ---------                                                           ----------
PUERTO RICO -- (CONTINUED)
              Puerto Rico, Electric Power Authority, Ser HH, RB,
              FSA Insured
     $  500   5.250%, 07/01/29                                       $      526
              Puerto Rico, Housing Financing Authority,
              Capital Funding Program, RB
      2,360   5.000%, 12/01/16                                            2,445
              Puerto Rico, Housing, Banking & Financing Agency,
              Single-Family
              Mortgage, Affordable Housing Mortgage, Portfolio I,
              RB, AMT, GNMA/FNMA/FHLMC Collateral
        180   6.100%, 10/01/15                                              181
              Puerto Rico, Industrial Tourist Educational Medical
              Environmental Control Facilities, Hospital Auxilio
              Mutuo Obligation Group, Ser A, RB, MBIA Insured
        300   6.250%, 07/01/24                                              303
              Puerto Rico, Public Buildings Authority, Ser F, RB
      3,000   5.250%, 07/01/25                                            3,232
              Puerto Rico, University of Puerto Rico, Ser O, RB,
              MBIA Insured
      1,500   5.750%, 06/01/19                                            1,592
                                                                     ----------
                                                                         13,015
                                                                     ----------
TEXAS -- 3.5%
              Dallas, Rapid Transportation, Sr Lien, RB, AMBAC
              Insured
      1,400   5.000%, 12/01/19                                            1,442
              Edinburg, Consolidated Independent School District, GO
      2,470   5.000%, 02/15/21                                            2,544
              Galveston, Waterworks & Sewer Systems, RB, FGIC
              Insured
      1,200   4.375%, 05/01/24                                            1,134
              Harris County, Houston Texas Sports Authority, Ser A,
              Special RB, MBIA Insured (C)
      5,000   5.400%, 11/15/40                                              731
                                                                     ----------
                                                                          5,851
                                                                     ----------
WASHINGTON -- 0.8%
              Washington State, University of Washington, RB,
              FSA Insured
      1,315   5.000%, 06/01/23                                            1,348
                                                                     ----------
TOTAL MUNICIPAL BONDS (Cost $161,211)                                   162,751
                                                                     ----------




June 30, 2006                          33              www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                        Market
                                                                         Value
     Shares                                                              (000)
   -----------                                                        ----------
                          CASH EQUIVALENTS (B) -- 0.2%

    181,839   Dreyfus Tax-Exempt Cash Management Fund,
                Institutional Shares, 3.670%                         $      182
    181,839   Fidelity Institutional Tax-Exempt Portfolio,
              Institutional Shares, 3.720%                                  182
                                                                     ----------
TOTAL CASH EQUIVALENTS (Cost $364)                                          364
                                                                     ----------
TOTAL INVESTMENTS (COST $161,575) -- 98.8%                              163,115
                                                                     ----------

                      OTHER ASSETS AND LIABILITIES -- 1.2%

Payable for Investment Securities Purchased                              (2,088)
Income Distribution Payable                                                (451)
Payable for Capital Shares Redeemed                                        (168)
Investment Adviser Fees Payable                                             (30)
Shareholder Servicing Fees Payable                                          (14)
Administration Fees Payable                                                  (9)
Distribution Fees Payable                                                    (7)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                         4,675
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                        1,905
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  165,020
                                                                     ==========

                                  NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $  163,162
Undistributed net investment income                                          53
Accumulated net realized gain on investments                                265
Net unrealized appreciation on investments                                1,540
                                                                     ----------
NET ASSETS                                                           $  165,020
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS I
  ($134,288,444 / 12,741,905 SHARES)                                 $    10.54
                                                                     ==========
NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE -- CLASS A
  ($30,731,404 / 2,915,499 SHARES)                                   $    10.54
                                                                     ==========
MAXIMUM OFFERING PRICE PER SHARE --
  CLASS A ($10.54 / 97.00%)                                          $    10.87
                                                                     ==========




Bishop Street Funds                    34

Hawaii Municipal Bond Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)



(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B) RATES SHOWN ARE THE 7-DAY EFFECTIVE YIELDS AS OF JUNE 30, 2006.

(C) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

XLCA -- XL CAPITAL

COST FIGURES SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          35              www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS +

Commercial Paper                                                    67.0%
Certificates of Deposit/Bank Notes                                  13.2%
U.S. Government Agency Obligations                                  11.0%
Repurchase Agreement                                                 3.8%
Asset Backed Securities                                              2.9%
Corporate Obligations                                                2.1%
--------------------------------------------------------------------------------

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

    Face
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
                         COMMERCIAL PAPER (B) -- 67.2%

AUTO FINANCE -- 4.6%
              BMW Vehicle Lease Trust
    $ 9,500   5.262%, 07/03/06                                       $    9,497
                                                                     ----------
BANKS -- 30.4%
              Danske
      2,000   5.258%, 07/10/06                                            1,997
      8,000   5.274%, 07/28/06                                            7,969
              Deutsche Ausgleichsbank
      1,000   5.252%, 07/03/06                                            1,000
      9,000   5.261%, 07/11/06                                            8,987
              Lloyds TSB Bank
     10,000   5.275%, 07/31/06                                            9,956
              Societe Generale
      9,500   5.282%, 07/03/06                                            9,497
              Toronto Dominion
      5,000   5.315%, 08/04/06                                            4,975
              UBS
      9,500   5.272%, 07/03/06                                            9,497
              Westpac Capital
      4,700   5.193%, 07/20/06                                            4,687
      4,800   5.107%, 07/21/06                                            4,787
                                                                     ----------
                                                                         63,352
                                                                     ----------
FINANCIALS -- 32.2%
              Abbey National Treasury Services
     10,000   5.253%, 07/26/06                                            9,964
              ABN-Amro North America Finance
      9,500   5.067%, 07/06/06                                            9,493
              Atlantic Asset Securitization
      9,500   5.282%, 07/21/06                                            9,472
              CBA Finance
     10,000   5.283%, 07/26/06                                            9,964


Bishop Street Funds                    36

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
FINANCIALS -- (CONTINUED)
              Chariot Funding
    $ 2,000   5.218%, 07/10/06                                       $    1,997
      5,000   5.244%, 07/21/06                                            4,986
              Dresdner U.S. Finance
      1,300   5.257%, 07/25/06                                            1,295
              HBOS Treasury Services
      8,000   5.162%, 07/14/06                                            7,985
      1,900   5.167%, 08/16/06                                            1,888
              Svenska Handels New York
      8,000   5.125%, 08/02/06                                            7,964
              Svenska Handlesbank
      2,000   5.306%, 07/31/06                                            1,991
                                                                     ----------
                                                                         66,999
                                                                     ----------
TOTAL COMMERCIAL PAPER (Cost $139,848)                                  139,848
                                                                     ----------

                  CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.2%

              Citi
      8,000   5.030%, 07/24/06                                            8,000
      2,000   5.400%, 09/20/06                                            2,000
              Dresdner Funding
      8,500   5.290%, 07/31/06                                            8,500
              Wells Fargo Bank
      9,000   5.240%, 07/17/06                                            9,000
                                                                     ----------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES (Cost $27,500)                  27,500
                                                                     ----------

                U.S. GOVERNMENT AGENCY OBLIGATIONS (B) -- 11.1%

              FHLB
     10,000   5.163%, 07/14/06                                            9,981
              FHLMC
      6,105   5.207%, 07/25/06                                            6,084
              FNMA
      7,000   5.192%, 07/26/06                                            6,975
                                                                     ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,040)                  23,040
                                                                     ----------




June 30, 2006                          37              www.bishopstreetfunds.com

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

    Face
   Amount                                                               Value
    (000)                                                               (000)
  ---------                                                          ----------
                        ASSET BACKED SECURITIES -- 3.0%

AUTO FINANCE -- 3.0%
              Honda Auto Receivables Owner Trust, Ser 2005-6, Cl A1
    $ 1,001   4.512%, 12/18/06                                       $    1,001
              Nissan Auto Lease Trust, Ser 2006-A, Cl A1
      3,023   5.081%, 05/15/07                                            3,023
              Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A1
      1,890   4.663%, 02/15/07                                            1,890
              Volkswagen Auto Loan Enhanced Trust, Ser 2005-1, Cl A1
        191   4.366%, 11/20/06                                              191
                                                                     ----------
TOTAL ASSET BACKED SECURITIES (Cost $6,105)                               6,105
                                                                     ----------

                       CORPORATE OBLIGATIONS (A) -- 2.1%

FINANCIALS -- 2.1%
              General Electric Capital
      2,300   5.250%, 07/10/06                                            2,300
              General Electric Capital MTN
      2,000   5.352%, 07/17/06                                            2,000
                                                                     ----------
TOTAL CORPORATE OBLIGATIONS (Cost $4,300)                                 4,300
                                                                     ----------

                          REPURCHASE AGREEMENT -- 3.7%

              Barclays Bank 5.500%, dated 06/30/06, to be
              repurchased on 07/03/06, repurchase price $7,803,315
              (collateralized by a FNMA obligation, par
              value $8,469,402, 5.500%, 01/01/36; with
      7,800   total market value $7,956,000)                              7,800
                                                                     ----------
TOTAL REPURCHASE AGREEMENT (Cost $7,800)                                  7,800
                                                                     ----------
TOTAL INVESTMENTS (COST $208,593) -- 100.3%                             208,593
                                                                     ----------

                     OTHER ASSETS AND LIABILITIES -- (0.3)%

Income Distribution Payable                                                (608)
Investment Adviser Fees Payable                                             (26)
Administration Fees Payable                                                 (20)
Shareholder Servicing Fees Payable                                          (17)
Distribution Fee Payable                                                     (7)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                           159
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (522)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  208,071
                                                                     ==========


Bishop Street Funds                    38

Money Market Fund                                                    (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Value
                                                                       (000)
                                                                     ----------
                                  NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $  208,094
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                                (22)
                                                                     ----------
NET ASSETS                                                           $  208,071
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS I
    ($167,057,646 / 167,082,358 SHARES)                              $     1.00
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS A
    ($41,012,999 / 41,013,368 SHARES)                                $     1.00
                                                                     ==========

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 2006. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

COST FIGURES ARE SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          39              www.bishopstreetfunds.com

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

Repurchase Agreements            86.0%
U.S. Treasury Obligations        14.0%
--------------------------------------------------------------------------------

+     PERCENTAGES BASED ON TOTAL INVESTMENTS.

                             STATEMENT OF NET ASSETS

     Face
    Amount                                                              Value
    (000)                                                               (000)
  ---------                                                          ----------
                     U.S. TREASURY OBLIGATIONS (A) -- 14.0%

               U.S. Treasury Bills
   $10,000     4.579%, 07/06/06                                      $    9,994
    10,000     4.631%, 08/03/06                                           9,958
    10,000     4.837%, 08/24/06                                           9,929
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,881)                           29,881
                                                                     ----------

                         REPURCHASE AGREEMENTS -- 86.4%

               Barclays Bank 4.400%, dated 06/30/06, to be
               repurchased on 07/03/06, repurchase price
               $89,232,707 (collateralized by various U.S.
               Treasury obligations, ranging in par value
               $28,266,000-$44,388,000, 3.500%-3.375%,
               01/15/07-01/15/11; with total market value
    89,200     $90,985,029)                                              89,200
               UBS 4.500%, dated 06/30/06, to be repurchased on
               07/03/06, repurchase price $95,035,625
               (collateralized by various U.S. Treasury
               obligations, ranging in par value
               $6,190,000-$40,420,000, 0.000%-3.875%, 04/15/10-
    95,000     04/15/32; with total market value $96,905,181)            95,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS (Cost $184,200)                             184,200
                                                                     ----------
TOTAL INVESTMENTS (COST $214,081) -- 100.4%                             214,081
                                                                     ----------




Bishop Street Funds                    40

Treasury Money Market Fund                                           (UNAUDITED)
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Value
                                                                       (000)
                                                                     ----------
                     OTHER ASSETS AND LIABILITIES -- (0.4)%

Income Distribution Payable                                          $     (795)
Administration Fees Payable                                                 (20)
Shareholder Servicing Fees Payable                                          (18)
Investment Adviser Fee Payable                                              (17)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                            62
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES                                         (790)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $  213,291
                                                                     ==========

                                   NET ASSETS:

Fund Shares (unlimited authorization -- no par value)                $  213,344
Undistributed net investment income                                           4
Accumulated net realized loss on investments                                (57)
                                                                     ----------
NET ASSETS                                                           $  213,291
                                                                     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- CLASS I
    ($213,291,095 / 213,346,073 SHARES)                              $     1.00
                                                                     ==========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

COST FIGURES ARE SHOWN WITH "000" OMITTED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          41              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006
                                 (IN THOUSANDS)

                                                                             Large          High
                                             Large Cap      Strategic      Cap Core         Grade
                                              Growth         Growth         Equity         Income
                                               Fund           Fund           Fund*          Fund
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend Income                          $     532      $     637      $     187      $      38
    Interest Income                                 --             --             --          3,214
    Securities Lending, Net                          6             --             --             22
---------------------------------------------------------------------------------------------------
    Total Investment Income                        538            637            187          3,274
---------------------------------------------------------------------------------------------------
EXPENSES:
    Investment Adviser Fees                        249            503             61            374
    Shareholder Servicing Fees                      84            170             20            170
    Administration Fees                             67            136             16            136
    Transfer Agent Fees                             19             19              6             21
    Professional Fees                               12             26              5             26
    Trustees' Fees                                   5             10              1             10
    Printing Fees                                    5             10              2             10
    Custody Fees                                     4              6              1              7
    Registration Fees                                2              1             --              2
    Miscellaneous Expenses                           6              4             --             15
---------------------------------------------------------------------------------------------------
        Total Expenses                             453            885            112            771
---------------------------------------------------------------------------------------------------
        Less Waivers:
            Investment Adviser Fees                (38)            --             (6)           (95)
            Shareholder Servicing Fees             (50)          (102)           (12)          (102)
            Administration Fees                    (29)           (58)            (7)           (58)
---------------------------------------------------------------------------------------------------
                Total Waivers                     (117)          (160)           (25)          (255)
---------------------------------------------------------------------------------------------------
        Net Expenses                               336            725             87            516
---------------------------------------------------------------------------------------------------
    Net Investment Income (Loss)                   202            (88)           100          2,758
---------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments          7,825          2,860           (193)          (211)
Change in Unrealized Depreciation
    on Investments                              (5,268)        (5,729)        (1,612)        (4,451)
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
    on Investments                               2,557         (2,869)        (1,805)        (4,662)
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
    Resulting from Operations                $   2,759      $  (2,957)     $  (1,705)     $  (1,904)
===================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*     COMMENCED OPERATIONS ON MAY 3, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds                    42

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS

                  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006
                                 (IN THOUSANDS)

                                              Hawaii                       Treasury
                                             Municipal        Money          Money
                                               Bond          Market         Market
                                               Fund           Fund           Fund
------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividend Income                          $      27      $      --      $      --
    Interest Income                              3,883          4,851          4,739
------------------------------------------------------------------------------------
    Total Investment Income                      3,910          4,851          4,739
------------------------------------------------------------------------------------
EXPENSES:
    Investment Adviser Fees                        299            308            318
    Shareholder Servicing Fees                     213            257            265
    Administration Fees                            171            206            212
    Distribution Fees, Class A                      39             47             --
    Transfer Agent Fees                             34             36             25
    Professional Fees                               32             38             38
    Trustees' Fees                                  13             15             15
    Printing Fees                                   12             14             15
    Custody Fees                                     9             12             11
    Registration Fees                                3              4              4
    Miscellaneous Expenses                          23             13             30
------------------------------------------------------------------------------------
        Total Expenses                             848            950            933
------------------------------------------------------------------------------------
        Less Waivers:
            Investment Adviser Fees               (101)          (146)          (217)
            Shareholder Servicing Fees            (128)          (154)          (159)
            Administration Fees                   (111)           (88)           (91)
------------------------------------------------------------------------------------
                Total Waivers                     (340)          (388)          (467)
------------------------------------------------------------------------------------
        Net Expenses                               508            562            466
------------------------------------------------------------------------------------
    Net Investment Income                        3,402          4,289          4,273
------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments            258              1             (3)
Change in Unrealized Depreciation
    on Investments                              (3,937)            --             --
------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
    on Investments                              (3,679)             1             (3)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
    Resulting from Operations                $    (277)     $   4,290      $   4,270
====================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          43              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

            FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2005
                                 (IN THOUSANDS)

                                                                                        Large Cap
                                                                                       Growth Fund
---------------------------------------------------------------------------------------------------------
                                                                                   2006           2005
---------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
    Net Investment Income                                                        $     202      $     516
    Net Realized Gain on Investments                                                 7,825         11,372
    Change in Unrealized Depreciation on Investments                                (5,268)       (12,061)
---------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Resulting from Operations                      2,759           (173)
---------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
    Net Investment Income:
        Class I Shares                                                                (199)          (523)
        Class A Shares                                                                  --             (1)
---------------------------------------------------------------------------------------------------------
            Total Dividends                                                           (199)          (524)
---------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Class I Shares:
        Proceeds from Shares Issued                                                  1,753          8,226
        Reinvestments of Cash Distributions                                            171            403
        Proceeds from Shares Issued in Connection with Conversion
          from Class A Shares(1)                                                        --          1,428
        Cost of Shares Redeemed                                                    (62,233)       (91,416)
---------------------------------------------------------------------------------------------------------
            Total Class I Capital Share Transactions                               (60,309)       (81,359)
---------------------------------------------------------------------------------------------------------
    Class A Shares:
        Proceeds from Shares Issued                                                     --              2
        Reinvestments of Cash Distributions                                             --             --
        Value of Shares Liquidated in Connection with Conversion
          to Class I Shares(1)                                                          --         (1,428)
        Cost of Shares Redeemed                                                         --            (99)
---------------------------------------------------------------------------------------------------------
            Total Class A Capital Share Transactions                                    --         (1,525)
---------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets
    From Capital Share Transactions                                                (60,309)       (82,884)
---------------------------------------------------------------------------------------------------------
    Total Decrease in Net Assets                                                   (57,749)       (83,581)
---------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of Period                                                         87,715        171,296
---------------------------------------------------------------------------------------------------------
        End of Period                                                            $  29,966      $  87,715
=========================================================================================================
Undistributed Net Investment Income                                              $       3      $      --
=========================================================================================================
SHARE TRANSACTIONS:
    Class I Shares:
        Shares Issued                                                                  174            858
        Shares Issued in Lieu of Cash Distributions                                     17             42
        Shares Issued in Connection with Conversion from Class A Shares(1)              --            155
        Shares Redeemed                                                             (6,032)        (9,545)
---------------------------------------------------------------------------------------------------------
            Total Class I Share Transactions                                        (5,841)        (8,490)
---------------------------------------------------------------------------------------------------------
    Class A Shares:
        Shares Issued                                                                   --             --
        Shares Issued in Lieu of Cash Distributions                                     --             --
        Value of Shares Liquidated in Connection with Conversion
          to Class I Shares(1)                                                          --           (156)
        Shares Redeemed                                                                 --            (10)
---------------------------------------------------------------------------------------------------------
            Total Class A Share Transactions                                            --           (166)
---------------------------------------------------------------------------------------------------------
Net Decrease in Shares Outstanding from Share Transactions                          (5,841)        (8,656)
=========================================================================================================

(1) ON APRIL 29, 2005, CLASS A SHARES OF THE BISHOP STREET LARGE CAP GROWTH FUND WERE CONVERTED TO CLASS I SHARES. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    44

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

            FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2005
                                 (IN THOUSANDS)

                                                                                  Strategic                Large Cap Core
                                                                                 Growth Fund                Equity Fund
-------------------------------------------------------------------------------------------------------------------------
                                                                             2006           2005               2006*
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
    Net Investment Income (Loss)                                           $     (88)     $    (356)         $        100
    Net Realized Gain (Loss) on Investments                                    2,860          3,839                  (193)
    Change in Unrealized Appreciation (Depreciation)
      on Investments                                                          (5,729)         9,564                (1,612)
-------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Resulting from Operations               (2,957)        13,047                (1,705)
-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income:
      Class I Shares                                                              --             --                  (102)
    Capital Gains:
      Class I Shares                                                              --         (2,019)                   --
-------------------------------------------------------------------------------------------------------------------------
          Total Dividends and Distributions                                       --         (2,019)                 (102)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Class I Shares:
      Proceeds from Shares Issued                                             24,216         46,780                60,808
      Reinvestments of Cash Distributions                                         --          1,500                    93
      Cost of Shares Redeemed                                                 (6,128)       (15,135)                  (54)
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
    From Capital Share Transactions                                           18,088         33,145                60,847
-------------------------------------------------------------------------------------------------------------------------
    Total Increase in Net Assets                                              15,131         44,173                59,040
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of Period                                                    123,341         79,168                    --
-------------------------------------------------------------------------------------------------------------------------
      End of Period                                                        $ 138,472      $ 123,341          $     59,040
=========================================================================================================================
Accumulated Net Investment Loss/Distributions
  in excess of net investment income                                       $     (96)     $      (8)         $         (2)
=========================================================================================================================
SHARE TRANSACTIONS:
    Class I Shares:
      Shares Issued                                                            1,641          3,544                 6,129
      Shares Issued in Lieu of Cash Distributions                                 --            105                    10
      Shares Redeemed                                                           (419)        (1,105)                   (6)
-------------------------------------------------------------------------------------------------------------------------
Net Increase in Shares Outstanding from
    Share Transactions                                                         1,222          2,544                 6,133
=========================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
*     COMMENCED OPERATIONS ON MAY 3, 2006.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          45              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

            FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2005
                                 (IN THOUSANDS)

                                                                                  High Grade                 Hawaii Municipal
                                                                                 Income Fund                    Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                                             2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
    Net Investment Income                                                  $   2,758      $   5,507      $   3,402      $   7,003
    Net Realized Gain (Loss) on Investments                                     (211)           880            258          1,417
    Change in Unrealized Depreciation on Investments                          (4,451)        (3,598)        (3,937)        (4,087)
---------------------------------------------------------------------------------------------------------------------------------
    Increase (Decrease) in Net Assets Resulting from Operations               (1,904)         2,789           (277)         4,333
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net Investment Income:
      Class I Shares                                                          (2,766)        (5,502)        (2,812)        (5,833)
      Class A Shares                                                              --             (3)          (585)        (1,167)
    Capital Gains:
      Class I Shares                                                              --         (1,158)            --         (1,183)
      Class A Shares                                                              --             --             --           (252)
---------------------------------------------------------------------------------------------------------------------------------
          Total Dividends and Distributions                                   (2,766)        (6,663)        (3,397)        (8,435)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Class I Shares:
      Proceeds from Shares Issued                                              6,853         18,810          6,278         18,692
      Reinvestments of Cash Distributions                                      1,602          3,659            439          1,160
      Proceeds from Shares Issued in Connection with Conversion
        from Class A Shares(1)                                                    --            310             --             --
      Cost of Shares Redeemed                                                (10,566)       (34,634)       (14,634)       (19,845)
---------------------------------------------------------------------------------------------------------------------------------
          Total Class I Capital Share Transactions                            (2,111)       (11,855)        (7,917)             7
---------------------------------------------------------------------------------------------------------------------------------
    Class A Shares:
      Proceeds from Shares Issued                                                 --             96          1,006          2,724
      Reinvestments of Cash Distributions                                         --              1            237            652
      Value of Shares Liquidated in Connection with Conversion
        to Class I Shares(1)                                                      --           (310)            --             --
      Cost of Shares Redeemed                                                     --            (14)        (1,360)        (1,612)
---------------------------------------------------------------------------------------------------------------------------------
          Total Class A Capital Share Transactions                                --           (227)          (117)         1,764
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
    Capital Share Transactions                                                (2,111)       (12,082)        (8,034)         1,771
---------------------------------------------------------------------------------------------------------------------------------
    Total Decrease in Net Assets                                              (6,781)       (15,956)       (11,708)        (2,331)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
      Beginning of Period                                                    141,439        157,395        176,728        179,059
---------------------------------------------------------------------------------------------------------------------------------
      End of Period                                                        $ 134,658      $ 141,439      $ 165,020      $ 176,728
=================================================================================================================================
Undistributed Net Investment Income                                        $      --      $       9      $      53      $      48
=================================================================================================================================
SHARE TRANSACTIONS:
    Class I Shares:
      Shares Issued                                                              698          1,834            590          1,710
      Shares Issued in Lieu of Cash Distributions                                163            358             41            107
      Shares Issued in Connection with Conversion
        from Class A Shares(1)                                                    --             30             --             --
      Shares Redeemed                                                         (1,072)        (3,370)        (1,375)        (1,813)
---------------------------------------------------------------------------------------------------------------------------------
          Total Class I Share Transactions                                      (211)        (1,148)          (744)             4
---------------------------------------------------------------------------------------------------------------------------------
    Class A Shares:
      Shares Issued                                                               --             10             95            249
      Shares Issued in Lieu of Cash Distributions                                 --             --             22             60
      Value of Shares Liquidated in Connection with
        Conversion to Class I Shares(1)                                           --            (30)            --             --
      Shares Redeemed                                                             --             (2)          (128)          (149)
---------------------------------------------------------------------------------------------------------------------------------
          Total Class A Share Transactions                                        --            (22)           (11)           160
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares Outstanding
    from Share Transactions                                                     (211)        (1,170)          (755)           164
=================================================================================================================================

(1) ON APRIL 29, 2005, CLASS A SHARES OF THE BISHOP STREET HIGH GRADE INCOME FUND WERE CONVERTED TO CLASS I SHARES. SEE NOTE 1 IN NOTES TO FINANCIAL STATEMENTS FOR ADDITIONAL INFORMATION.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Bishop Street Funds                    46

Bishop Street Funds
--------------------------------------------------------------------------------

                       STATEMENTS OF CHANGES IN NET ASSETS

            FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)
                      AND THE YEAR ENDED DECEMBER 31, 2005
                                 (IN THOUSANDS)

                                                                                 Money Market                 Treasury Money
                                                                                     Fund                      Market Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                                             2006           2005           2006           2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES FROM OPERATIONS:
    Net Investment Income                                                  $   4,289      $   5,595      $   4,273      $   6,168
    Net Realized Gain (Loss) on Investments                                        1             (1)            (3)            (7)
---------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets Resulting from Operations                           4,290          5,594          4,270          6,161
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
    Net Investment Income:
      Class I Shares                                                          (3,537)        (4,936)        (4,269)        (6,178)
      Class A Shares                                                            (749)          (663)            --             --
---------------------------------------------------------------------------------------------------------------------------------
          Total Dividends                                                     (4,286)        (5,599)        (4,269)        (6,178)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
    Class I Shares:
      Proceeds from Shares Issued                                            226,959        456,536        238,949        554,900
      Reinvestments of Cash Distributions                                        130            192              8             13
      Cost of Shares Redeemed                                               (230,489)      (454,204)      (249,281)      (539,435)
---------------------------------------------------------------------------------------------------------------------------------
          Total Class I Capital Share Transactions                            (3,400)         2,524        (10,324)        15,478
---------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
      Proceeds from Shares Issued                                             70,680        157,534             --             --
      Reinvestments of Cash Distributions                                        751            646             --             --
      Cost of Shares Redeemed                                                (65,949)      (140,448)            --             --
---------------------------------------------------------------------------------------------------------------------------------
          Total Class A Capital Share Transactions                             5,482         17,732             --             --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
    from Capital Share Transactions                                            2,082         20,256        (10,324)        15,478
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                                    2,086         20,251        (10,323)        15,461
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS:
      Beginning of Period                                                    205,985        185,734        223,614        208,153
---------------------------------------------------------------------------------------------------------------------------------
      End of Period                                                        $ 208,071      $ 205,985      $ 213,291      $ 223,614
=================================================================================================================================
Undistributed Net Investment Income/Distributions
    in excess of net investment income                                     $      (1)     $      (4)     $       4      $      --
=================================================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




June 30, 2006                          47              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                               DIVIDENDS AND
                                INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                               ------------------------                   ------------------------
                                                NET
                                              REALIZED
                                                AND          TOTAL
                  NET ASSET       NET        UNREALIZED    INVESTMENT                                       TOTAL
                    VALUE,     INVESTMENT       GAIN       ACTIVITIES        NET                          DIVIDENDS
                  BEGINNING      INCOME      (LOSS) ON        FROM        INVESTMENT      CAPITAL            AND
                  OF PERIOD      (LOSS)     INVESTMENTS    OPERATIONS       INCOME         GAINS        DISTRIBUTIONS
                  ---------    ----------   -----------    ----------     ----------      --------      -------------
---------------------
LARGE CAP GROWTH FUND
---------------------
CLASS I SHARES:
2006(1)            $  9.89      $  0.03      $   0.02       $   0.05       $ (0.04)        $   --         $  (0.04)
2005(1)               9.78         0.04          0.11           0.15         (0.04)            --            (0.04)
2004(1)               9.49         0.06          0.29           0.35         (0.06)            --            (0.06)
2003(1)               7.53         0.04          1.96           2.00         (0.04)            --            (0.04)
2002(1)              10.08         0.02         (2.55)         (2.53)        (0.02)            --            (0.02)
2001                 13.55           --         (3.47)         (3.47)           --             --               --
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2006(1)            $ 14.35      $ (0.01)     $  (0.24)      $  (0.25)      $    --         $   --         $     --
2005(1)              13.08        (0.05)         1.56           1.51            --          (0.24)           (0.24)
2004(1)              11.93        (0.05)         1.20           1.15            --             --               --
2003(1)               8.64        (0.06)         3.35           3.29            --             --               --
2002(2)              10.00        (0.03)        (1.33)         (1.36)           --             --               --
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
CLASS I SHARES:
2006(1)(3)         $ 10.00      $  0.02      $  (0.37)      $  (0.35)      $ (0.02)        $   --         $  (0.02)
----------------------
HIGH GRADE INCOME FUND
----------------------
CLASS I SHARES:
2006(1)            $ 10.06      $  0.20      $  (0.34)      $  (0.14)      $ (0.20)        $   --         $  (0.20)
2005(1)              10.33         0.39         (0.19)          0.20         (0.39)         (0.08)           (0.47)
2004(1)              10.40         0.38         (0.03)          0.35         (0.38)         (0.04)           (0.42)
2003(1)              10.67         0.42         (0.07)          0.35         (0.42)         (0.20)           (0.62)
2002                 10.00         0.46          0.67           1.13         (0.46)            --            (0.46)
2001                  9.81         0.50          0.19           0.69         (0.50)            --            (0.50)




 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS
   SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
 * ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JULY 1, 2002.
(3) COMMENCED OPERATIONS ON MAY 3, 2006.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




Bishop Street Funds                    48

--------------------------------------------------------------------------------

                                                                          RATIO OF       RATIO OF
                                                                          EXPENSES         NET
                                               NET         RATIO OF      TO AVERAGE     INVESTMENT
                  NET ASSET                  ASSETS,       EXPENSES      NET ASSETS       INCOME
                   VALUE,                    END OF       TO AVERAGE     EXCLUDING        (LOSS)        PORTFOLIO
                   END OF        TOTAL       PERIOD          NET            FEE         TO AVERAGE       TURNOVER
                   PERIOD       RETURN+       (000)         ASSETS        WAIVERS       NET ASSETS         RATE
                  ---------     -------     ---------     ----------     ----------     ----------      ---------
---------------------
LARGE CAP GROWTH FUND
---------------------
CLASS I SHARES:
2006(1)            $  9.90        0.47%     $  29,966        1.00%*         1.35%*         0.60%*           24%
2005(1)               9.89        1.59         87,715        1.00           1.31           0.43             40
2004(1)               9.78        3.72        169,685        1.00           1.30           0.67             42
2003(1)               9.49       26.62        156,381        1.00           1.28           0.48             43
2002(1)               7.53      (25.06)       129,981        1.00           1.27           0.24             60
2001                 10.08      (25.61)       216,412        1.00           1.27             --             86
---------------------
STRATEGIC GROWTH FUND
---------------------
CLASS I SHARES:
2006(1)            $ 14.10       (1.74)%    $ 138,472        1.07%*         1.30%*        (0.13)%*          21%
2005(1)              14.35       11.52        123,341        1.07           1.31          (0.35)            55
2004(1)              13.08        9.64         79,168        1.05           1.29          (0.38)            59
2003(1)              11.93       38.08         46,845        1.17           1.41          (0.57)            59
2002(2)               8.64      (13.60)        19,899        1.25*          1.67*         (0.61)*           50
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------
CLASS I SHARES:
2006(1)(3)         $  9.63       (3.53)%    $  59,040        1.05%*         1.36%*         1.22%*           15%
----------------------
HIGH GRADE INCOME FUND
----------------------
CLASS I SHARES:
2006(1)            $  9.72       (1.41)%    $ 134,658        0.76%*         1.13%*         4.06%*           20%
2005(1)              10.06        2.00        141,439        0.76           1.13           3.82             45
2004(1)              10.33        3.41        157,170        0.76           1.11           3.68             45
2003(1)              10.40        3.31        134,845        0.76           1.10           3.91             48
2002                 10.67       11.54        138,516        0.76           1.09           4.45             19
2001                 10.00        7.16        124,416        0.76           1.09           5.02             89




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


June 30, 2006                          49              www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                                                                DIVIDENDS AND
                                 INVESTMENT ACTIVITIES                        DISTRIBUTIONS FROM
                               -------------------------                   ------------------------
                                                 NET
                                               REALIZED
                                                 AND          TOTAL
                  NET ASSET                   UNREALIZED    INVESTMENT                                     TOTAL
                   VALUE,         NET            GAIN       ACTIVITIES        NET                        DIVIDENDS
                  BEGINNING    INVESTMENT     (LOSS) ON        FROM        INVESTMENT      CAPITAL          AND
                  OF PERIOD      INCOME      INVESTMENTS    OPERATIONS       INCOME         GAINS      DISTRIBUTIONS
                  ---------    ----------    -----------    ----------     ----------     ---------    -------------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2006(2)            $ 10.77      $   0.21       $ (0.23)      $  (0.02)      $  (0.21)      $    --       $   (0.21)
2005(2)              11.02          0.43         (0.16)          0.27          (0.43)        (0.09)          (0.52)
2004(2)              11.21          0.44         (0.07)          0.37          (0.44)        (0.12)          (0.56)
2003(2)              11.20          0.45          0.13           0.58          (0.45)        (0.12)          (0.57)
2002                 10.66          0.47          0.57           1.04          (0.46)        (0.04)          (0.50)
2001                 10.70          0.49         (0.04)          0.45          (0.49)           --           (0.49)
CLASS A SHARES:
2006(2)            $ 10.77      $   0.20       $ (0.23)      $  (0.03)      $  (0.20)      $    --       $   (0.20)
2005(2)              11.02          0.41         (0.16)          0.25          (0.41)        (0.09)          (0.50)
2004(2)              11.21          0.41         (0.07)          0.34          (0.41)        (0.12)          (0.53)
2003(2)              11.20          0.42          0.13           0.55          (0.42)        (0.12)          (0.54)
2002                 10.66          0.44          0.58           1.02          (0.44)        (0.04)          (0.48)
2001                 10.69          0.46         (0.02)          0.44          (0.47)           --           (0.47)
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2006(2)            $  1.00      $   0.02       $    --       $   0.02       $  (0.02)      $    --       $   (0.02)
2005(2)               1.00          0.03            --           0.03          (0.03)           --           (0.03)
2004(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2003(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2002                  1.00          0.01            --           0.01          (0.01)           --           (0.01)
2001                  1.00          0.04            --           0.04          (0.04)           --           (0.04)
CLASS A SHARES:
2006(2)            $  1.00      $   0.02       $    --       $   0.02       $  (0.02)      $    --       $   (0.02)
2005(2)               1.00          0.03            --           0.03          (0.03)           --           (0.03)
2004(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2003(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2002                  1.00          0.01            --           0.01          (0.01)           --           (0.01)
2001(1)               1.00          0.02            --           0.02          (0.02)           --           (0.02)
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
CLASS I SHARES:
2006(2)            $  1.00      $   0.02       $    --       $   0.02       $  (0.02)      $    --       $   (0.02)
005(2)                1.00          0.03            --           0.03          (0.03)           --           (0.03)
2004(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2003(2)               1.00          0.01            --           0.01          (0.01)           --           (0.01)
2002                  1.00          0.01            --           0.01          (0.01)           --           (0.01)
2001                  1.00          0.04            --           0.04          (0.04)           --           (0.04)

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
   RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.
* ANNUALIZED
(1) COMMENCED OPERATIONS ON MAY 1, 2001.
(2) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


Bishop Street Funds                    50

--------------------------------------------------------------------------------

                                                                            RATIO OF
                                                                            EXPENSES       RATIO OF
                                                 NET         RATIO OF      TO AVERAGE        NET
                  NET ASSET                    ASSETS,       EXPENSES      NET ASSETS     INVESTMENT
                   VALUE,                       END OF      TO AVERAGE     EXCLUDING        INCOME        PORTFOLIO
                   END OF        TOTAL          PERIOD         NET            FEE         TO AVERAGE       TURNOVER
                   PERIOD       RETURN+         (000)         ASSETS        WAIVERS       NET ASSETS         RATE
                  ---------    ---------      ---------     ----------     ----------     ----------      ---------
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
CLASS I SHARES:
2006(2)            $ 10.54       (0.16)%      $ 134,289        0.55%*         0.95%*         4.03%*           22%
2005(2)              10.77        2.51          145,213        0.55           0.93           3.97             41
2004(2)              11.02        3.36          148,575        0.55           0.92           3.97             40
2003(2)              11.21        5.27          150,373        0.45           0.91           4.01             38
2002                 11.20       10.02          150,287        0.45           0.89           4.23             26
2001                 10.66        4.24          137,206        0.45           0.88           4.54              4
CLASS A SHARES:
2006(2)            $ 10.54       (0.28)%      $  30,731        0.80%*         1.20%*         3.78%*           22%
2005(2)              10.77        2.25           31,515        0.80           1.18           3.72             41
2004(2)              11.02        3.10           30,484        0.80           1.17           3.72             40
2003(2)              11.21        5.01           30,975        0.70           1.16           3.76             38
2002                 11.20        9.75           33,456        0.70           1.14           3.98             26
2001                 10.66        4.13           30,499        0.70           1.13           4.29              4
-----------------
MONEY MARKET FUND
-----------------
CLASS I SHARES:
2006(2)            $  1.00        2.11%       $ 167,058        0.50%*         0.88%*         4.22%*          n/a
2005(2)               1.00        2.78          170,455        0.50           0.87           2.73            n/a
2004(2)               1.00        0.92          167,910        0.50           0.84           0.90            n/a
2003(2)               1.00        0.76          182,166        0.50           0.83           0.76            n/a
2002                  1.00        1.34          238,498        0.50           0.81           1.33            n/a
2001                  1.00        3.86          309,935        0.50           0.82           3.71            n/a
CLASS A SHARES:
2006(2)            $  1.00        1.98%       $  41,013        0.75%*         1.12%*         3.98%*          n/a
2005(2)               1.00        2.53           35,531        0.75           1.12           2.60            n/a
2004(2)               1.00        0.67           17,824        0.75           1.09           0.65            n/a
2003(2)               1.00        0.50           17,440        0.75           1.08           0.41            n/a
2002                  1.00        1.08              188        0.75           1.06           1.10            n/a
2001(1)               1.00        1.96              500        0.75*          1.07*          2.66*           n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
CLASS I SHARES:
2006(2)            $  1.00        2.01%       $ 213,291        0.44%*         0.88%*         4.03%*          n/a
005(2)                1.00        2.62          223,614        0.44           0.87           2.61            n/a
2004(2)               1.00        0.91          208,153        0.44           0.84           0.89            n/a
2003(2)               1.00        0.74          270,365        0.44           0.83           0.75            n/a
2002                  1.00        1.29          331,678        0.44           0.83           1.28            n/a
2001                  1.00        3.68          372,422        0.44           0.85           3.68            n/a




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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Bishop Street Funds                                                  (UNAUDITED)
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NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION
      The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of seven funds (each a Fund, collectively the "Funds") which includes the Large Cap Growth Fund, Strategic Growth Fund, Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

      Prior to April 29, 2005, the Large Cap Growth Fund and High Grade Income Fund offered Class A Shares and Class I Shares. Effective April 29, 2005, Class A Shares were fully liquidated and converted as Class I Shares.

2. SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
      The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized




Bishop Street Funds                    52
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                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
      Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
      Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.
      Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The Large Cap Growth, Strategic Growth, Large Cap Core Equity, High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Money Market and Treasury Money Market Funds use the straight line method.

REPURCHASE AGREEMENTS
      Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements are repurchased. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of repurchase agreements and procedures adopted by the Adviser (as defined in Note 3) monitor that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.




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Bishop Street Funds                                                  (UNAUDITED)
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CLASSES
      Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES
      Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
      Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Money Market and Treasury Money Market Funds. The Large Cap Growth, Strategic Growth and Large Cap Core Equity Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

ILLIQUID SECURITIES
      Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At June 30, 2006, there were no illiquid securities held by the Funds.

CASH OVERDRAFT CHARGES
      Per the terms of an informal agreement with Union Bank of California, N.A., the custodian of the Funds, if a fund has a cash overdraft on a given day, it will be assessed an overdraft charge of 110% of the current Fed Funds rate. Cash overdraft charges are included in miscellaneous expenses on the Statement of Operations.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

      Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"), a registered adviser and wholly-owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Large Cap Growth, Strategic Growth and the Large Cap Core Equity Funds, 0.55% of the
average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser has voluntarily agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The voluntary expense limitations are as follows: Large Cap Growth Fund (Class I) 1.00%, Strategic Growth Fund (Class I) 1.25%, Large Cap Core Equity Fund (Class I) 1.05%, High Grade Income Fund (Class I) 0.76%, Hawaii Municipal Bond Fund (Class I) 0.55%, Hawaii Municipal Bond Fund (Class A)


Bishop Street Funds                    54

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



0.80%, Money Market Fund (Class I) 0.50%, Money Market Fund (Class A) 0.75% and Treasury Money Market Fund (Class I) 0.44%.
      BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.
      Fischer, Francis, Trees & Watts ("FFTW") serves as the investment sub-adviser for the Money Market Funds, pursuant to a sub-adviser agreement dated July 1, 2005, as approved by shareholders on August 15, 2005. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.
      Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
      Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its administrative fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.
      Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
      SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
      The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services.




June 30, 2006                          55              www.bishopstreetfunds.com
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Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets.
      Certain ministerial officers of the Trust are also ministerial officers of the Administrator. Such officers are paid no fees by the Trust.

5. SECURITIES LENDING

      Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities. Although the risk of lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. Securities lending on the Statement of Operations is net of commissions to the security lending agent.

6. INVESTMENT TRANSACTIONS

      The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments for the six-month period ended June 30, 2006 are presented below for the Funds.

                      Large Cap    Strategic        Large       High Grade      Hawaii
                       Growth       Growth        Cap Core        Income       Municipal
                        Fund         Fund        Equity Fund       Fund        Bond Fund
                        (000)        (000)          (000)         (000)          (000)
                      ---------    ---------     -----------    ----------     ---------
Purchases
  U.S.
    Government
    Securities         $     --     $     --       $      --     $  15,630      $     --
  Other                  16,554       47,113          67,574         9,258        37,417

Sales and Maturities
  U.S.
    Government
    Securities         $     --     $     --       $      --     $  15,478      $     --
  Other                  76,341       28,692           7,988         9,043        45,809


Bishop Street Funds                    56

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



7. FEDERAL TAX INFORMATION

      It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

      The tax character of dividends and distributions declared during the years ended December 31, 2005 and December 31, 2004 were as follows:

                     Ordinary    Tax Exempt      Long-Term
                      Income       Income       Capital Gain     Total
                       (000)       (000)           (000)         (000)
                     --------    ----------     ------------   ---------
Large Cap Growth
   Fund
   2005              $   524      $    --        $      --     $    524
   2004                1,049           --               --        1,049
Strategic Growth
   Fund
   2005              $    --      $    --        $   2,019     $  2,019
   2004                   --           --               --           --
High Grade
   Income Fund
   2005              $ 6,284      $    --        $     379     $  6,663
   2004                5,298           --              547        5,845
Hawaii Municipal
   Bond Fund
   2005              $    24      $ 7,000        $   1,411     $  8,435
   2004                   71        7,003            1,786        8,860




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Bishop Street Funds                                                  (UNAUDITED)
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                     Ordinary    Tax Exempt     Long-Term
                      Income       Income      Capital Gain      Total
                      (000)        (000)          (000)          (000)
                     --------    ----------    ------------    --------
Money Market Fund
   2005              $ 5,599      $    --       $      --      $  5,599
   2004                2,030           --              --         2,030
Treasury Money
   Market Fund
   2005              $ 6,178      $    --       $      --      $  6,178
   2004                2,173           --              --         2,173

      As of December 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                                          Treasury
                       Large Cap   Strategic     High Grade       Hawaii        Money       Money
                        Growth       Growth        Income       Municipal       Market      Market
                         Fund         Fund          Fund        Bond Fund        Fund        Fund
                         (000)       (000)          (000)         (000)         (000)       (000)
                      ----------   ----------   ------------    ----------    ----------  ----------
Undistributed
   (Distributions in
   excess of) net
   investment
   income             $      --    $      --    $         9     $     --       $   (4)     $    --
Undistributed
   tax exempt
   income                    --           --             --            2           --           --
Undistributed
   long-term
   capital gain              --        2,042             --            7           --           --
Capital loss
   carryforwards        (52,057)          --             --           --          (23)         (54)
Post-October
   Losses                    --           --            (44)          --           --           --
Other Temporary
   Differences               --           (8)            --           --           --           --
Unrealized
   appreciation           6,408       22,858            808        5,523           --           --
                       --------    ---------    -----------     --------       -------     -------
Total Distributable
   Earnings
   (Accumulated
   Losses)            $ (45,649)   $  24,892    $       773     $  5,532       $  (27)     $   (54)
                      =========    =========    ===========     ========       =======     =======


Bishop Street Funds                    58

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------



      Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

      For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                                               Treasury
                    Large Cap     Money          Money
                     Growth      Market         Market
                      Fund        Fund           Fund
                      (000)       (000)          (000)
                    ---------    --------      ---------
Dec. 2008           $     --     $     2       $     --
Dec. 2009             24,675          18             --
Dec. 2010             25,686          --             --
Dec. 2011              1,696          --             --
Dec. 2012                 --          --             27
Dec. 2013                 --           3             27
                    --------    --------       ---------
Total               $ 52,057     $    23       $     54

      During the year ended December 31, 2005 the Large Cap Growth Fund, utilized capital loss carryforwards of $11,595,848, to offset realized capital gains.

      The aggregate gross unrealized appreciation and depreciation of securities held by the Large Cap Growth, Strategic Growth, Large Cap Core Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2006 were as follows:

                    Large Cap    Strategic      Large Cap     High Grade      Hawaii
                     Growth        Growth          Core         Income      Municipal
                      Fund          Fund       Equity Fund       Fund       Bond Fund
                      (000)        (000)          (000)         (000)         (000)
                    ---------    ----------    ------------   ----------    ----------
Federal Tax Cost    $  36,343    $ 121,771     $    61,502    $  165,398    $ 161,524
                    ---------    ---------     -----------    ----------    ---------
Gross
   Unrealized
   Appreciation         2,942       22,185             929           844        3,033
Gross
   Unrealized
   Depreciation        (1,695)      (4,804)         (2,654)       (4,430)      (1,442)
                    ---------    ---------     -----------    ----------    ---------
Net
   Unrealized
   Appreciation
   (Depreciation)   $   1,247    $  17,381     $    (1,725)   $   (3,586)   $   1,591
                    =========    =========     ===========    ==========    =========


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--------------------------------------------------------------------------------



8. RISK

      The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state.
      In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. OTHER

      At June 30, 2006, the percentage of total shares outstanding held by shareholders for each Fund, which comprised of an omnibus account that was held on behalf of several individual shareholders, was as follows:

                                                  Number of   % of Outstanding
                                                Shareholders       Shares
                                                ------------  ----------------
Large Cap Growth Fund, Class I Shares                 3            81.97%
Strategic Growth Fund, Class I Shares                 2            91.72
Large Cap Core Equity Fund, Class I Shares            1            90.99
High Grade Income Fund, Class I Shares                2            86.90
Hawaii Municipal Bond Fund, Class I Shares            1            83.47
Hawaii Municipal Bond Fund, Class A Shares            1            12.97
Money Market Fund, Class I Shares                     1            96.21
Money Market Fund, Class A Shares                     1            99.94
Treasury Money Market Fund, Class I Shares            1            99.81

10. SUBSEQUENT EVENT

      On July 14, 2006, the Trust's Board of Trustees approved the closing and liquidation of the Bishop Street Large Cap Growth Fund. The Fund is expected to cease operations and make a liquidating distribution to shareholders on or about September 29, 2006.




Bishop Street Funds                    60

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.




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--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                         Beginning      Ending                    Expenses
                                          Account       Account     Annualized      Paid
                                           Value         Value       Expense       During
                                          1/1/06        6/30/06       Ratios      Period*
------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $1,004.70       1.00%       $4.97
   HYPOTHETICAL 5% RETURN                 1,000.00      1,019.84       1.00         5.01
------------------------------------------------------------------------------------------
STRATEGIC GROWTH FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $  982.60       1.07%       $5.26
   HYPOTHETICAL 5% RETURN                 1,000.00      1,019.49       1.07         5.36
------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN**                  $1,000.00     $  964.70       1.05%       $1.61
   HYPOTHETICAL 5% RETURN                 1,000.00      1,019.59       1.05         5.26
------------------------------------------------------------------------------------------
HIGH GRADE INCOME FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $  985.90       0.76%       $3.74
   HYPOTHETICAL 5% RETURN                 1,000.00      1,021.03       0.76         3.81
------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $  998.40       0.55%       $2.73
   HYPOTHETICAL 5% RETURN                 1,000.00      1,022.07       0.55         2.76
------------------------------------------------------------------------------------------
HAWAII MUNICIPAL BOND FUND -- CLASS A
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $  997.20       0.80%       $3.96
   HYPOTHETICAL 5% RETURN                 1,000.00      1,020.83       0.80         4.01
------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $1,021.10       0.50%       $2.51
   HYPOTHETICAL 5% RETURN                 1,000.00      1,022.32       0.50         2.51
------------------------------------------------------------------------------------------
MONEY MARKET FUND -- CLASS A
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $1,019.80       0.75%       $3.76
   HYPOTHETICAL 5% RETURN                 1,000.00      1,021.08       0.75         3.76
------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND -- CLASS I
------------------------------------------------------------------------------------------
   ACTUAL FUND RETURN                    $1,000.00     $1,020.10       0.44%       $2.20
   HYPOTHETICAL 5% RETURN                 1,000.00      1,022.61       0.44         2.21
------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
** Fund commenced operations on May 3, 2006. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 58/365.




Bishop Street Funds                    62

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The annual approval of the investment advisory agreement with Bishop Street Capital Management (the "Adviser") and the sub-advisory agreement with BNP Paribas Asset Management, Inc. ("BNP PAM") must be made by: (i) the vote of the Trustees or a vote of the shareholders of the relevant Fund, as applicable; and (ii) the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year the Board of Trustees calls and holds a meeting to decide whether to renew the agreements for the upcoming year. In preparation for such meeting, the Board requests and reviews a wide variety of information. The Trustees use this information to help them decide whether to renew an agreement for another year.

In preparation for a meeting held on February 17, 2006, at which the Board considered the renewal of the agreements with the Adviser and BNP PAM, the Board requested and received materials from the Adviser and BNP PAM about: (a) the quality of the Adviser's and BNP PAM's investment management and other services;
(b) the Adviser's and BNP PAM's investment management personnel; (c) the Adviser's and BNP PAM's operations and financial condition; (d) the Adviser's and BNP PAM's trading practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser and BNP PAM charges the Funds compared with the fees they charge to comparable mutual funds or accounts (if any); (f) each Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and BNP PAM's profitability from their Fund-related operations; (h) the Adviser's and BNP PAM's compliance systems; (i) the Adviser's and BNP PAM's policies on and compliance procedures for personal securities transactions; (j) the Adviser's and BNP PAM's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

Representatives from the Adviser and BNP PAM presented additional oral and written information to the Board at the meeting to help the Board evaluate the Adviser's and BNP PAM's fees and other aspects of the agreements. The Board also considered information presented by these and other service providers at meetings throughout the year. The Trustees discussed the written materials, oral presentations, and any other information that the Board received, and considered the approval of the agreements in light of this information.

Based on the Board's deliberations and its evaluation of the information it received, the Board, including all of the independent Trustees, approved the agreements and the selection of the Adviser and BNP PAM. The Board considered the following specific factors, none of which was controlling, and made the following conclusions:


June 30, 2006                          63              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



NATURE, EXTENT, AND QUALITY OF SERVICES. The Board received and considered information regarding the nature, extent, and quality of services to be provided to the Funds by the Adviser and BNP PAM. In this regard, the Trustees evaluated, among other things, the Adviser's and BNP PAM's personnel, experience, track record, and compliance program. The Board considered the background and experience of the Adviser's and BNP PAM's senior management and the expertise of, and amount of attention expected to be given to the Funds by, their portfolio management teams. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser's and BNP PAM's organizational structure, senior management, investment operations, and other relevant information. The Board concluded that, within the context of its full deliberations, the nature, extent, and quality of the services to be provided to the Funds by the Adviser and BNP PAM supported the approval of the agreements.

PERFORMANCE. The Board considered the investment performance of each Fund, including any periods of outperformance and underperformance, both on an absolute basis and a comparative basis to indices and other funds within the same investment categories. Specifically, the Board considered each Fund's performance relative to its peer group and appropriate benchmarks in light of total return, yield, and market trends. As part of this review, the Board considered the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations. The Board considered the Adviser's explanations regarding specific performance issues relating to asset size and adviser resources. The Board concluded that, within the context of its full deliberations, the performance of the Funds and the Adviser and BNP PAM supported the approval of the agreements.

FUND EXPENSES. With respect to advisory fees, the Board considered the rate of compensation under the agreements and each Fund's net operating expense ratio in comparison to those of comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's peer group. Finally, the Trustees considered the effect of the Adviser's and its affiliates' voluntary waiver of fees and expenses, where applicable, to prevent total fund expenses from exceeding a specified amount and that due to these waivers net operating expenses have been maintained at competitive levels. The Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval of the agreements.




Bishop Street Funds                    64

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------



PROFITABILITY. The Board reviewed information about the profitability of the Funds to the Adviser and BNP PAM and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Funds. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and BNP PAM is within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE. The Board considered the existence of economies of scale and whether they were passed along to Fund shareholders through a graduated advisory fee schedule or other means, including any fee and expense waivers by the Adviser and its affiliates. The Board also considered the potential economies of scale and other efficiencies that may result from increases in the Funds' asset levels. The Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.




June 30, 2006                          65              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS


At a special meeting held on April 21, 2006, the shareholders of the Bishop Street Funds voted on the proposal to elect a new Board of Trustees for the Trust.

The results of the voting were as follows:

                                                   % OF               % OF
                                 NUMBER           SHARES             SHARES
                                OF SHARES         VOTED            OUTSTANDING
                               -----------       ---------         ------------
1. ROBERT A. NESHER
AFFIRMATIVE                    285,117,814        93.662%            57.904%
WITHHOLD                        19,294,544         6.338%             3.919%
                              ------------       --------           --------
TOTAL                          304,412,358           100%            61.823%

2. WILLIAM M. DORAN
AFFIRMATIVE                    303,108,686        99.572%            61.558%
WITHHOLD                         1,303,672         0.428%             0.265%
                              ------------       --------           --------
TOTAL                          304,412,358           100%            61.823%

3. EUGENE B. PETERS
AFFIRMATIVE                    302,966,980        99.535%            61.536%
WITHHOLD                         1,415,378         0.465%             0.287%
                              ------------       --------           --------
TOTAL                          304,382,358           100%            61.823%

4. JAMES M. STOREY
AFFIRMATIVE                    302,966,980        99.535%            61.536%
WITHHOLD                         1,415,378         0.465%             0.287%
                              ------------       --------           --------
TOTAL                          304,382,358           100%            61.823%

5. GEORGE J. SULLIVAN
AFFIRMATIVE                    303,108,686        99.572%            61.558%
WITHHOLD                         1,303,672         0.428%             0.265%
                              ------------       --------           --------
TOTAL                          304,412,358           100%            61.823%




June 30, 2006                          66              www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                   % OF               % OF
                                 NUMBER           SHARES             SHARES
                                OF SHARES          VOTED           OUTSTANDING
                               -----------       ---------         ------------

6. BETTY L. KRIKORIAN
AFFIRMATIVE                    303,108,686        99.572%            61.558%
WITHHOLD                         1,303,672         0.428%             0.265%
                              ------------       --------           --------
TOTAL                          304,412,358           100%            61.823%

7. CHARLES E. CARLBOM
AFFIRMATIVE                    302,966,980        99.535%            61.536%
WITHHOLD                         1,415,378         0.465%             0.287%
                              ------------       --------           --------
TOTAL                          304,382,358           100%            61.823%

8. MITCHELL A. JOHNSON
AFFIRMATIVE                    303,107,874        99.571%            61.558%
WITHHOLD                         1,304,484         0.429%             0.265%
                              ------------       --------           --------
TOTAL                          304,412,358           100%            61.823%




June 30, 2006                          67              www.bishopstreetfunds.com

                                      NOTES

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64121

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103


                                     [LOGO]

                                     BISHOP
                                     STREET
                                     FUNDS

       FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                          OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

--------------------------------------------------------------------------------

[LOGO]

BISHOP          BISHOP STREET FUNDS
STREET          P.O. BOX 3708
FUNDS           HONOLULU, HI 96811



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SAR-004-1200

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Bishop Street Funds


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            --------------------
                                            Robert A. Nesher
                                            President

Date: August 28, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Robert A. Nesher
                                            --------------------
                                            Robert A. Nesher
                                            President

Date: August 28, 2006


By (Signature and Title)*                   /s/ Michael Lawson
                                            ------------------
                                            Michael Lawson
                                            Treasurer and Controller

Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.